                                                       OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01424

                                AIM Equity Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Item 1.  Schedule of Investments.

                          AIM AGGRESSIVE GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2006




YOUR GOALS.  OUR SOLUTIONS.                   [AIM INVESTMENT LOGO APPEARS HERE]
--Registered Trademark--                         --Registered Trademark--


AIMinvestments.com              AGRO-QTR-1 1/06            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                            SHARES          VALUE
                                                          ----------   ---------------
COMMON STOCKS -- 99.44%
ADVERTISING--0.74%
Lamar Advertising Co.-Class A                    (a)         260,000   $    11,939,200

AEROSPACE & DEFENSE--3.80%
Engineered Support Systems, Inc.                             327,000        14,067,540
L-3 Communications Holdings, Inc.                            158,000        12,801,160
Precision Castparts Corp.                                    400,000        19,980,000
Rockwell Collins, Inc.                                       300,000        14,076,000
                                                                       ---------------
                                                                            60,924,700
                                                                       ---------------

AGRICULTURAL PRODUCTS--0.93%
Corn Products International, Inc.                            544,800        14,856,696

APPAREL RETAIL--2.88%
Aeropostale, Inc.                                (a)         500,000        15,115,000
AnnTaylor Stores Corp.                           (a)         425,000        14,161,000
Chico's FAS, Inc.                                (a)         165,987         7,230,394
DSW Inc.-Class A                                 (a)(b)      366,190         9,788,259
                                                                            46,294,653

APPLICATION SOFTWARE--3.59%
Amdocs Ltd.                                      (a)         815,000        26,243,000
Citrix Systems, Inc.                             (a)         475,000        14,649,000
Hyperion Solutions Corp.                         (a)         487,500        16,774,875
                                                                       ---------------
                                                                            57,666,875
                                                                       ---------------

ASSET MANAGEMENT & CUSTODY BANKS--2.62%
Affiliated Managers Group, Inc.                  (a)         140,000        12,992,000
Legg Mason, Inc.                                             136,500        17,704,050
Nuveen Investments, Inc.-Class A                             250,000        11,342,500
                                                                       ---------------
                                                                            42,038,550
                                                                       ---------------

AUTOMOTIVE RETAIL--0.85%
Advance Auto Parts, Inc.                         (a)         315,000        13,724,550

BIOTECHNOLOGY--0.64%
Neurocrine Biosciences, Inc.                     (a)         168,200        10,221,514

                                                            SHARES          VALUE
                                                          ----------   ---------------
BROADCASTING & CABLE TV--0.89%
Univision Communications Inc.-Class A            (a)         450,000   $    14,328,000

BUILDING PRODUCTS--1.52%
American Standard Cos. Inc.                                  311,200        11,203,200
Lennox International Inc.                                    415,000        13,259,250
                                                                       ---------------
                                                                            24,462,450
                                                                       ---------------

CASINOS & GAMING--1.31%
GTECH Holdings Corp.                                         300,000        10,026,000
Wynn Resorts, Ltd.                               (a)(b)      170,000        10,978,600
                                                                       ---------------
                                                                            21,004,600
                                                                       ---------------

COMMUNICATIONS EQUIPMENT--2.57%
ADC Telecommunications, Inc.                     (a)         550,000        13,948,000
F5 Networks, Inc.                                (a)         136,500         8,831,550
JDS Uniphase Corp.                               (a)       3,750,000        11,737,500
Redback Networks Inc.                            (a)         400,000         6,740,000
                                                                       ---------------
                                                                            41,257,050
                                                                       ---------------

COMPUTER STORAGE & PERIPHERALS--2.26%
Network Appliance, Inc.                          (a)         561,071        17,505,415
QLogic Corp.                                     (a)         475,000        18,843,250
                                                                       ---------------
                                                                            36,348,665
                                                                       ---------------

CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--2.18%
Oshkosh Truck Corp.                                          325,000        16,025,750
Terex Corp.                                      (a)         270,200        19,049,100
                                                                       ---------------
                                                                            35,074,850
                                                                       ---------------

CONSUMER ELECTRONICS--0.69%
Harman International Industries, Inc.                        100,000        11,000,000

CONSUMER FINANCE--1.05%
SLM Corp.                                                    299,900        16,782,404

DATA PROCESSING & OUTSOURCED SERVICES--2.94%
Affiliated Computer Services, Inc.-Class A       (a)         436,200        27,306,120
Alliance Data Systems Corp.                      (a)         275,000        11,618,750
Iron Mountain Inc.                               (a)         200,000         8,336,000
                                                                       ---------------
                                                                            47,260,870
                                                                       ---------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--0.86%
ChoicePoint Inc.                                 (a)         335,800        13,808,096

ELECTRIC UTILITIES--0.72%
DPL Inc.                                                     450,000        11,538,000

                                                            SHARES          VALUE
                                                          ----------   ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.72%
Amphenol Corp.-Class A                                       400,000   $    20,332,000
Cogent Inc.                                      (a)         300,000         7,209,000
                                                                       ---------------
                                                                            27,541,000
                                                                       ---------------

ELECTRONIC MANUFACTURING SERVICES--0.76%
Jabil Circuit, Inc.                              (a)         300,000        12,120,000

GENERAL MERCHANDISE STORES--0.31%
Tuesday Morning Corp.                                        235,000         5,000,800

HEALTH CARE DISTRIBUTORS--0.92%
AmerisourceBergen Corp.                                      340,000        14,837,600

HEALTH CARE EQUIPMENT--6.96%
Advanced Medical Optics, Inc.                    (a)         435,000        19,392,300
Biomet, Inc.                                                 380,522        14,387,537
Cytyc Corp.                                      (a)         964,444        29,029,764
Fisher Scientific International Inc.             (a)         199,000        13,307,130
PerkinElmer, Inc.                                            513,300        11,672,442
Thermo Electron Corp.                            (a)         300,000        10,092,000
Varian Medical Systems, Inc.                     (a)         229,900        13,842,279
                                                                       ---------------
                                                                           111,723,452
                                                                       ---------------

HEALTH CARE FACILITIES--3.52%
HealthSouth Corp.                                (a)       2,229,500        10,768,485
LifePoint Hospitals, Inc.                        (a)         300,000         9,255,000
Manor Care, Inc.                                             450,000        17,595,000
Triad Hospitals, Inc.                            (a)         281,643        11,564,262
Universal Health Services, Inc.-Class B                      155,000         7,364,050
                                                                       ---------------
                                                                            56,546,797
                                                                       ---------------

HEALTH CARE SERVICES--3.22%
DaVita, Inc.                                     (a)         218,400        11,957,400
Express Scripts, Inc.                            (a)         165,000        15,062,850
Lincare Holdings Inc.                            (a)         230,000         9,719,800
Omnicare, Inc.                                               300,000        14,910,000
                                                                       ---------------
                                                                            51,650,050
                                                                       ---------------

HEALTH CARE SUPPLIES--1.39%
Bausch & Lomb Inc.                                           200,000        13,510,000
Gen-Probe Inc.                                   (a)         173,200         8,734,476
                                                                       ---------------
                                                                            22,244,476
                                                                       ---------------

                                                            SHARES          VALUE
                                                          ----------   ---------------
HOME ENTERTAINMENT SOFTWARE--0.88%
Electronic Arts Inc.                             (a)         260,000   $    14,190,800

HOME FURNISHINGS--0.65%
Tempur-Pedic International Inc.                  (a)         900,000        10,494,000

HOUSEHOLD APPLIANCES--0.44%
Blount International, Inc.                       (a)         435,475         6,989,374

INDUSTRIAL CONGLOMERATES--1.71%
Textron Inc.                                                 325,000        27,449,500

INDUSTRIAL MACHINERY--0.81%
Pentair, Inc.                                                337,800        12,971,520

INTERNET SOFTWARE & SERVICES--0.82%
Websense, Inc.                                   (a)         200,000        13,186,000

INVESTMENT BANKING & BROKERAGE--1.20%
Schwab (Charles) Corp. (The)                               1,300,000        19,227,000

MANAGED HEALTH CARE--1.99%
Health Net, Inc.                                 (a)         325,000        16,045,250
Humana Inc.                                      (a)         285,000        15,894,450
                                                                       ---------------
                                                                            31,939,700
                                                                       ---------------

METAL & GLASS CONTAINERS--0.95%
Owens-Illinois, Inc.                             (a)         695,000        15,283,050

MOVIES & ENTERTAINMENT--0.42%
Regal Entertainment Group-Class A                (b)         365,000         6,756,150

MULTI-LINE INSURANCE--2.25%
Assurant, Inc.                                               475,000        21,812,000
HCC Insurance Holdings, Inc.                                 460,000        14,287,600
                                                                       ---------------
                                                                            36,099,600
                                                                       ---------------

OIL & GAS DRILLING--2.92%
ENSCO International Inc.                                     650,000        33,228,000
Pride International, Inc.                        (a)         387,200        13,672,032
                                                                       ---------------
                                                                            46,900,032
                                                                       ---------------

                                                            SHARES          VALUE
                                                          ----------   ---------------
OIL & GAS EQUIPMENT & SERVICES--2.52%
BJ Services Co.                                              465,000   $    18,827,850
National-Oilwell Varco Inc.                      (a)         285,000        21,679,950
                                                                       ---------------
                                                                            40,507,800
                                                                       ---------------

OIL & GAS EXPLORATION & PRODUCTION--1.47%
Newfield Exploration Co.                         (a)         450,000        23,580,000

OIL & GAS REFINING & MARKETING --0.11%
Western Refining, Inc.                           (a)          92,031         1,725,581

PACKAGED FOODS & MEATS--0.49%
Pilgrim's Pride Corp.                                        325,000         7,910,500

PHARMACEUTICALS--2.80%
Allergan, Inc.                                               120,000        13,968,000
Barr Pharmaceuticals Inc.                        (a)         300,000        19,674,000
Medicis Pharmaceutical Corp.-Class A             (b)         365,152        11,286,848
                                                                       ---------------
                                                                            44,928,848
                                                                       ---------------

PROPERTY & CASUALTY INSURANCE--0.91%
Safeco Corp.                                                 280,000        14,630,000

REGIONAL BANKS--0.52%
North Fork Bancorp., Inc.                                    325,000         8,359,000

RESTAURANTS--3.90%
CKE Restaurants, Inc.                            (b)       1,250,000        19,562,500
Darden Restaurants, Inc.                                     345,000        14,027,700
Outback Steakhouse, Inc.                                     210,000         9,708,300
Ruby Tuesday, Inc.                               (b)         327,700         9,375,497
YUM! Brands, Inc.                                            201,350         9,960,785
                                                                       ---------------
                                                                            62,634,782
                                                                       ---------------

SEMICONDUCTOR EQUIPMENT--1.03%
KLA-Tencor Corp.                                             317,000        16,477,660

SEMICONDUCTORS--7.26%
Analog Devices, Inc.                                         750,000        29,827,500
Freescale Semiconductor, Inc.-Class B            (a)         900,000        22,725,000
Integrated Device Technology, Inc.               (a)       1,350,000        18,751,500
Marvell Technology Group Ltd.                    (a)         335,000        22,920,700
Maxim Integrated Products, Inc.                              325,000        13,338,000
NVIDIA Corp.                                     (a)         200,000         8,992,000
                                                                       ---------------
                                                                           116,554,700
                                                                       ---------------

                                                            SHARES          VALUE
                                                          ----------   ---------------
SOFT DRINKS--0.61%
Coca-Cola Enterprises Inc.                                   496,310   $     9,797,159

SPECIALIZED CONSUMER SERVICES--0.64%
Jackson Hewitt Tax Service Inc.                              407,965        10,305,196

SPECIALTY CHEMICALS--0.79%
Rohm and Haas Co.                                            250,000        12,725,000

SPECIALTY STORES--2.16%
Office Depot, Inc.                               (a)         675,000        22,376,250
Tiffany & Co.                                                325,000        12,252,500
                                                                       ---------------
                                                                            34,628,750
                                                                       ---------------

SYSTEMS SOFTWARE--1.40%
Check Point Software Technologies Ltd. (Israel)  (a)         635,000        13,741,400
Red Hat, Inc.                                    (a)         300,000         8,685,000
                                                                       ---------------
                                                                            22,426,400
                                                                       ---------------

TECHNOLOGY DISTRIBUTORS--0.72%
Ingram Micro Inc.-Class A                        (a)         600,000        11,610,000

THRIFTS & MORTGAGE FINANCE--3.06%
Independence Community Bank Corp.                            350,000        13,996,500
MGIC Investment Corp.                                        260,000        17,162,600
Radian Group Inc.                                            315,000        18,027,450
                                                                       ---------------
                                                                            49,186,550
                                                                       ---------------

TRADING COMPANIES & DISTRIBUTORS--2.17%
United Rentals, Inc.                             (a)         470,000        13,775,700
WESCO International, Inc.                        (a)         438,800        21,031,684
                                                                            34,807,384

Total Common Stocks (Cost $1,381,076,727)                                1,596,477,934
                                                                       ---------------

MONEY MARKET FUNDS--0.84%
Liquid Assets Portfolio-Institutional Class      (c)       6,765,681         6,765,681
STIC Prime Portfolio-Institutional Class         (c)       6,765,681         6,765,681

Total Money Market Funds (Cost $13,531,362)                                 13,531,362
                                                                       ===============
TOTAL INVESTMENTS--100.28% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $1,394,608,089)                                 1,610,009,296
                                                                       ===============

                                                            SHARES          VALUE
                                                          ----------   ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED MONEY MARKET FUNDS--2.62%
Liquid Assets Portfolio-Institutional Class      (c)(d)   20,997,091   $    20,997,091
STIC Prime Portfolio-Institutional Class         (c)(d)   20,997,090        20,997,090
Total Money Market Funds (purchased with cash
collateral from securities loaned)
(Cost $41,994,181)                                                          41,994,181
                                                                       ---------------

TOTAL INVESTMENTS--102.90% (Cost $1,436,602,270)                         1,652,003,477
OTHER ASSETS LESS LIABILITIES--(2.90%)                                     (46,586,669)
                                                                       ===============
NET ASSETS--100.00%                                                    $ 1,605,416,808
                                                                       ===============

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                       UNREALIZED
                            VALUE       PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
         FUND              10/31/05      AT COST         SALES       (DEPRECIATION)     01/31/06     INCOME    GAIN (LOSS)
         ----            -----------   -----------   -------------   --------------   -----------   --------   -----------
Liquid Assets
Portfolio -
   Institutional Class   $32,626,553   $48,723,479   $ (74,584,351)        $--        $ 6,765,681   $107,201       $--

STIC Prime Portfolio -
   Institutional Class    32,626,553    48,723,479     (74,584,351)         --          6,765,681    107,751        --
                         -----------   -----------   -------------         ---        -----------   --------       ---
SUBTOTAL                 $65,253,106   $97,446,958   $(149,168,702)        $--        $13,531,362   $214,952       $--
                         ===========   ===========   =============         ===        ===========   ========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          CHANGE IN
                                                                         UNREALIZED
                             VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
         FUND              10/31/05        AT COST         SALES       (DEPRECIATION)     01/31/06     INCOME*   GAIN (LOSS)
         ----            ------------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
Portfolio -
   Institutional Class   $ 22,256,330   $ 24,738,127   $ (25,997,366)        $--        $20,997,091   $ 45,485       $--

STIC Prime
Portfolio -
   Institutional Class     22,256,329     24,738,127     (25,997,366)         --         20,997,090     45,765        --
                         ------------   ------------   -------------         ---        -----------   --------       ---
SUBTOTAL                 $ 44,512,659   $ 49,476,254   $ (51,994,732)        $--        $41,994,181   $ 91,250       $--
                         ============   ============   =============         ===        ===========   ========       ===
TOTAL                    $109,765,765   $146,923,212   $(201,163,434)        $--        $55,525,543   $306,202       $--
                         ============   ============   =============         ===        ===========   ========       ===

*    Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At January 31, 2006, securities with an aggregate value of $41,020,750 were on loan to brokers. The loans were secured by cash collateral of $41,994,181 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $91,251 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $152,269,898 and $219,401,567 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $241,344,665
Aggregate unrealized (depreciation) of investment securities    (27,450,046)
                                                               ------------
Net unrealized appreciation of investment securities           $213,894,619
                                                               ============

Cost of investments for tax purposes is $ 1,438,108,858

                               AIM BLUE CHIP FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2006




YOUR GOALS.  OUR SOLUTIONS.                   [AIM INVESTMENT LOGO APPEARS HERE]
--Registered Trademark--                         --Registered Trademark--


AIMinvestments.com              BCH-QTR-1 1/06            AIM Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)


                                                                                         SHARES                      VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--96.59%
AEROSPACE & DEFENSE--5.11%

Boeing Co. (The)                                                                             278,913           $      19,052,547
---------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                       172,160                  20,032,538
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                        505,039                  34,165,888
---------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                    443,582                  22,156,921
=================================================================================================================================
                                                                                                                      95,407,894
=================================================================================================================================

APPLICATION SOFTWARE--2.39%

Amdocs Ltd.                                                          (a)                     828,093                  26,664,595
---------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                               443,769                  18,012,584
=================================================================================================================================
                                                                                                                      44,677,179
=================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.12%

Franklin Resources, Inc.                                                                     211,862                  20,868,407
=================================================================================================================================

BIOTECHNOLOGY--5.73%

Amgen Inc.                                                           (a)                     578,334                  42,154,765
---------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                                                      (a)                     222,024                  19,076,302
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                                                        (a)                     171,301                  12,152,093
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                                (a)                     550,827                  33,528,840
=================================================================================================================================
                                                                                                                     106,912,000
=================================================================================================================================

COMMUNICATIONS EQUIPMENT--7.15%

Cisco Systems, Inc.                                                  (a)                   1,445,679                  26,846,259
---------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                             2,424,981                  55,071,319
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                              1,076,399                  51,624,096
=================================================================================================================================
                                                                                                                     133,541,674
=================================================================================================================================

COMPUTER HARDWARE--2.82%

Apple Computer, Inc.                                                 (a)                     506,555                  38,249,968
---------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                                            (a)                     491,778                  14,414,013
=================================================================================================================================
                                                                                                                      52,663,981
=================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.67%

EMC Corp.                                                            (a)                   2,323,071                  31,129,151
=================================================================================================================================

CONSUMER FINANCE--0.89%

SLM Corp.                                                                                    295,360                  16,528,346
=================================================================================================================================


                                                                                         SHARES                      VALUE
---------------------------------------------------------------------------------------------------------------------------------
DEPARTMENT STORES--3.25%

J.C. Penney Co., Inc.                                                                        368,063           $      20,537,915
---------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                      (b)                     960,809                  40,084,951
=================================================================================================================================
                                                                                                                      60,622,866
=================================================================================================================================

DIVERSIFIED METALS & MINING--1.97%

BHP Billiton Ltd. (Australia)                                        (c)                     615,000                  12,125,657
---------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                           153,178                  24,585,069
=================================================================================================================================
                                                                                                                      36,710,726
=================================================================================================================================

GENERAL MERCHANDISE STORES--0.89%

Target Corp.                                                                                 302,193                  16,545,067
=================================================================================================================================

HEALTH CARE DISTRIBUTORS--0.85%

AmerisourceBergen Corp.                                                                      364,000                  15,884,960
=================================================================================================================================

HEALTH CARE EQUIPMENT--1.49%

Baxter International Inc.                                                                    245,723                   9,054,893
---------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                         (a)                     312,786                  18,832,845
=================================================================================================================================
                                                                                                                      27,887,738
=================================================================================================================================

HEALTH CARE SERVICES--1.91%

Express Scripts, Inc.                                                (a)                     187,209                  17,090,310
---------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.                                         (a)                     343,706                  18,594,495
=================================================================================================================================
                                                                                                                      35,684,805
=================================================================================================================================

HEALTH CARE SUPPLIES--2.15%

Alcon, Inc.                                                                                  313,826                  40,144,622
---------------------------------------------------------------------------------------------------------------------------------

HEAVY ELECTRICAL EQUIPMENT--0.75%

ABB Ltd. (Switzerland)                                               (a) (c)               1,276,534                  13,922,883
=================================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.51%

Electronic Arts Inc.                                                 (a)                     175,000                   9,551,500
=================================================================================================================================

HOME IMPROVEMENT RETAIL--2.13%

Home Depot, Inc. (The)                                                                       981,982                  39,819,370
=================================================================================================================================

HOUSEHOLD PRODUCTS--1.53%

Procter & Gamble Co. (The)                                                                   481,039                  28,491,940
=================================================================================================================================

INTEGRATED OIL & GAS--2.38%

ConocoPhillips                                                                               492,122                  31,840,293
---------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                   128,252                  12,531,503
=================================================================================================================================
                                                                                                                      44,371,796
=================================================================================================================================


                                                                                         SHARES                      VALUE
---------------------------------------------------------------------------------------------------------------------------------
INTERNET RETAIL--0.98%

eBay Inc.                                                            (a)                     425,581           $      18,342,541
=================================================================================================================================

INTERNET SOFTWARE & SERVICES--2.92%

Google Inc.-Class A                                                  (a)                      61,677                  26,721,560
---------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                                          (a)                     807,275                  27,721,824
=================================================================================================================================
                                                                                                                      54,443,384
=================================================================================================================================

INVESTMENT BANKING & BROKERAGE--6.16%

Goldman Sachs Group, Inc. (The)                                                              393,005                  55,511,956
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                                321,158                  45,106,641
---------------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                                                                 975,000                  14,420,250
=================================================================================================================================
                                                                                                                     115,038,847
=================================================================================================================================

LIFE & HEALTH INSURANCE--1.25%

Prudential Financial, Inc.                                                                   309,619                  23,326,695
=================================================================================================================================

MANAGED HEALTH CARE--9.63%

Aetna Inc.                                                                                   541,828                  52,448,950
---------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                  213,249                  25,931,078
---------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                    1,155,775                  68,676,151
---------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.                                                      (a)                     426,609                  32,763,571
=================================================================================================================================
                                                                                                                     179,819,750
=================================================================================================================================

MULTI-LINE INSURANCE--1.20%

Hartford Financial Services Group, Inc. (The)                                                271,473                  22,323,225
=================================================================================================================================

OIL & GAS DRILLING--0.82%

ENSCO International Inc.                                                                     298,410                  15,254,719
=================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.58%

Devon Energy Corp.                                                                           159,608                  10,886,862
=================================================================================================================================

OIL & GAS REFINING & MARKETING --2.29%

Valero Energy Corp.                                                                          685,664                  42,806,004
=================================================================================================================================

PHARMACEUTICALS--6.77%

Allergan, Inc.                                                                               174,786                  20,345,090
---------------------------------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.                                            (a)                     219,355                  14,385,301
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                            474,185                  27,284,605
---------------------------------------------------------------------------------------------------------------------------------
Novartis A.G.-ADR (Switzerland)                                                              475,457                  26,226,208
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Switzerland)                                                             177,201                  28,001,723
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                        217,212                  10,046,055
=================================================================================================================================
                                                                                                                     126,288,982
=================================================================================================================================


                                                                                           SHARES                    VALUE
---------------------------------------------------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--0.73%

Allstate Corp. (The)                                                                         261,901           $      13,631,947
=================================================================================================================================

RAILROADS--3.78%

Burlington Northern Santa Fe Corp.                                                           620,624                  49,724,395
---------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Canada)                                                       229,967                  20,786,717
=================================================================================================================================
                                                                                                                      70,511,112
=================================================================================================================================

RESTAURANTS--1.30%

YUM! Brands, Inc.                                                                            491,349                  24,307,035
=================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.97%

KLA-Tencor Corp.                                                                             349,669                  18,175,795
=================================================================================================================================

SEMICONDUCTORS--6.49%

Analog Devices, Inc.                                                                         962,358                  38,272,978
---------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc.-Class B                                (a)                     602,208                  15,205,752
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.                                        (a)                     414,619                  28,368,232
---------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                    376,359                  14,117,226
---------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.                                                         (a)                     345,256                  15,522,710
---------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                                       328,304                   9,596,326
=================================================================================================================================
                                                                                                                     121,083,224
=================================================================================================================================

SOFT DRINKS--1.17%

PepsiCo, Inc.                                                                                381,834                  21,833,268
=================================================================================================================================

SYSTEMS SOFTWARE--1.86%

Microsoft Corp.                                                                            1,232,582                  34,697,183
=================================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.00%

MGIC Investment Corp.                                                (b)                     283,445                  18,710,204
=================================================================================================================================
Total Common Stocks & Other Equity Interests (Cost $1,485,229,712)                                                 1,802,847,682
=================================================================================================================================

MONEY MARKET FUNDS--3.85%

Liquid Assets Portfolio-Institutional Class                          (d)                  35,925,295                  35,925,295
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                             (d)                  35,925,295                  35,925,295
=================================================================================================================================
Total Money Market Funds (Cost $71,850,590)                                                                           71,850,590
=================================================================================================================================
TOTAL INVESTMENTS--100.44% (excluding investments purchased with cash collateral                                   1,874,698,272
from securities loaned) (Cost $1,557,080,302)
=================================================================================================================================

                                                                                         SHARES                      VALUE
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--0.95%

Liquid Assets Portfolio-Institutional Class                          (d) (e)              17,777,580           $      17,777,580
=================================================================================================================================
Total Money Market Funds (purchased with cash collateral from securities loaned)
(Cost $17,777,580)                                                                                                    17,777,580
=================================================================================================================================
TOTAL INVESTMENTS--101.39%  (Cost $1,574,857,882)                                                                  1,892,475,852
=================================================================================================================================
OTHER ASSETS LESS LIABILITIES--(1.39%)                                                                              (26,006,905)
=================================================================================================================================
NET ASSETS--100.00%                                                                                            $   1,866,468,947
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Investment Abbreviations:

ADR                                                 American Depositary Receipt

Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2006 was $26,048,540, which represented 1.40% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


         See accompanying notes which are an integral part of this schedule.


BCH-QTR-1                             F-5

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

BCH-QTR-1                             F-6

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between



BCH-QTR-1                             F-7
     currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                      CHANGE IN
                                                                      UNREALIZED                                REALIZED
                          VALUE      PURCHASES       PROCEEDS        APPRECIATION         VALUE      DIVIDEND     GAIN
FUND                    10/31/05      AT COST       FROM SALES      (DEPRECIATION)       01/31/06     INCOME      (LOSS)
------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class   $ 26,833,535   $102,812,215   $ (93,720,455)   $        --       $ 35,925,295  $ 220,973  $     --
------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class     26,833,535    102,812,215     (93,720,455)            --         35,925,295    221,944        --
========================================================================================================================
   SUBTOTAL           $ 53,667,070   $205,624,430   $(187,440,910)   $        --       $ 71,850,590  $ 442,917  $     --
------------------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        CHANGE IN
                                                                        UNREALIZED                              REALIZED
                          VALUE       PURCHASES        PROCEEDS        APPRECIATION        VALUE      DIVIDEND    GAIN
FUND                    10/31/05       AT COST        FROM SALES      (DEPRECIATION)      01/31/06     INCOME*    (LOSS)
-------------------------------------------------------------------------------------------------------------------------
STIC Prime            $ 11,619,200   $104,683,535    $ (98,525,155)   $         --       $17,777,580  $  5,769  $     --
Portfolio-
Institutional Class
=========================================================================================================================
   TOTAL              $ 65,286,270   $310,307,965    $(285,966,065)   $         --       $89,628,170  $448,686  $     --
=========================================================================================================================

* Net of compensation to counterparties.



NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At January 31, 2006, securities with an aggregate value of $17,194,156 were on loan to brokers. The loans were secured by cash collateral of $17,777,580 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $5,769 for securities lending transactions, which are net of rebates.

BCH-QTR-1                             F-8

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $454,538,078 and $625,020,217, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    315,885,366
------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (8,003,996)
==========================================================================================
Net unrealized appreciation of investment securities                     $    307,881,370
==========================================================================================
Cost of investments for tax purposes is $1,584,594,482.








BCH-QTR-1                             F-9

                         AIM CAPTIAL DEVELOPMENT FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2006




YOUR GOALS.  OUR SOLUTIONS.                   [AIM INVESTMENT LOGO APPEARS HERE]
--Registered Trademark--                         --Registered Trademark--


AIMinvestments.com              CDV-QTR-1 1/06            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

January 31, 2006

(Unaudited)

                                                                SHARES          VALUE
                                                              ----------   --------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--98.00%
ADVERTISING--2.44%
Clear Channel Outdoor Holdings, Inc.-Class A   (a)               664,484   $   13,256,456
Omnicom Group Inc.                                                80,043        6,546,717
R.H. Donnelley Corp.                           (a)               217,142       14,248,858
                                                                           --------------
                                                                               34,052,031
                                                                           ==============
AGRICULTURAL PRODUCTS--1.23%
Archer-Daniels-Midland Co.                                       543,487       17,119,840
                                                                           ==============
AIR FREIGHT & LOGISTICS--1.05%
Robinson (C.H.) Worldwide, Inc.                                  362,404       14,662,866
                                                                           ==============
APPAREL RETAIL--1.35%
Abercrombie & Fitch Co.-Class A                                  213,564       14,178,514
DSW Inc.-Class A                               (a)               175,156        4,681,920
                                                                           --------------
                                                                               18,860,434
                                                                           ==============
APPAREL, ACCESSORIES & LUXURY GOODS--1.45%
Coach, Inc.                                    (a)               181,200        6,514,140
Polo Ralph Lauren Corp.                                          240,568       13,625,772
                                                                           --------------
                                                                               20,139,912
                                                                           ==============
APPLICATION SOFTWARE--4.76%
Amdocs Ltd.                                    (a)               505,488       16,276,714
Business Objects S.A.-ADR (France)             (a)(b)            179,279        7,440,078
Cadence Design Systems, Inc.                   (a)               360,471        6,365,918
Citrix Systems, Inc.                           (a)               444,803       13,717,725
Synopsys, Inc.                                 (a)               554,797       12,266,562
TIBCO Software Inc.                            (a)             1,286,967       10,282,866
                                                                           --------------
                                                                               66,349,863
                                                                           ==============
ASSET MANAGEMENT & CUSTODY BANKS--1.02%
Legg Mason, Inc.                                                 110,075       14,276,727
                                                                           ==============
AUTOMOTIVE RETAIL--0.95%
Advance Auto Parts, Inc.                       (a)               303,992       13,244,931
                                                                           ==============

                                                                SHARES          VALUE
                                                              ----------   --------------
Biotechnology--1.47%
Celgene Corp.                                  (a)               100,000      $ 7,115,000
Cephalon, Inc.                                 (a)(b)             96,688        6,854,212
CV Therapeutics, Inc.                          (a)               265,505        6,534,078
                                                                           --------------
                                                                               20,503,290
                                                                           ==============
BROADCASTING & CABLE TV--0.94%
Univision Communications Inc.-Class A          (a)               410,800       13,079,872
                                                                           ==============
CASINOS & GAMING--2.00%
Harrah's Entertainment, Inc.                                     174,000       12,806,400
Scientific Games Corp.-Class A                 (a)               468,176       15,005,041
                                                                           --------------
                                                                               27,811,441
                                                                           ==============
COAL & CONSUMABLE FUELS--0.58%
Aventine Renewable Energy Holdings, Inc.
(Acquired 12/12/05-01/31/06;
Cost $7,072,076)                               (a)(c)(d)         538,325        8,074,875
                                                                           ==============
COMMUNICATIONS EQUIPMENT--1.89%
Comverse Technology, Inc.                      (a)               478,801       13,114,359
Harris Corp.                                                     285,374       13,249,915
                                                                           --------------
                                                                               26,364,274
                                                                           ==============
COMPUTER HARDWARE--0.80%
Palm, Inc.                                     (a)(b)            283,449       11,190,567
                                                                           ==============
COMPUTER STORAGE & PERIPHERALS--1.49%
Emulex Corp.                                   (a)               374,290        6,868,221
QLogic Corp.                                   (a)               350,248       13,894,338
                                                                           --------------
                                                                               20,762,559
                                                                           ==============
CONSTRUCTION & ENGINEERING--1.65%
Chicago Bridge & Iron Co. N.V.-New York Shares                   552,759       17,052,615
Foster Wheeler Ltd.                            (a)               122,090        6,012,933
                                                                           --------------
                                                                               23,065,548
                                                                           ==============
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--2.65%
Cummins Inc.                                                      73,340        7,135,982
Joy Global Inc.                                                  205,207       11,089,386
Manitowoc Co., Inc. (The)                                        281,266       18,704,189
                                                                           --------------
                                                                               36,929,557
                                                                           ==============
CONSUMER ELECTRONICS--0.98%
Harman International Industries, Inc.                            124,568       13,702,480
                                                                           ==============
CONSUMER FINANCE--1.30%
AmeriCredit Corp.                              (a)               631,413       18,159,438
                                                                           ==============

                                                                SHARES          VALUE
                                                              ----------   --------------
DATA PROCESSING & OUTSOURCED SERVICES--1.31%
Alliance Data Systems Corp.                    (a)               433,103      $18,298,602
                                                                           ==============
DEPARTMENT STORES--1.12%
Nordstrom, Inc.                                                  372,905       15,557,597
                                                                           ==============
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--2.77%
ChoicePoint Inc.                               (a)               162,888        6,697,955
Corrections Corp. of America                   (a)               363,400       15,426,330
Global Cash Access, Inc.                       (a)               104,596        1,617,054
IHS Inc.-Class A                               (a)               613,585       14,885,572
                                                                           --------------
                                                                               38,626,911
                                                                           ==============
DIVERSIFIED METALS & MINING--1.13%
Phelps Dodge Corp.                                                98,520       15,812,460
                                                                           ==============
DRUG RETAIL--1.04%
Shoppers Drug Mart Corp. (Canada)                                389,900       14,525,183
                                                                           ==============
ELECTRICAL COMPONENTS & EQUIPMENT--1.06%
Cooper Industries, Ltd.-Class A                                  180,800       14,762,320
                                                                           ==============
ELECTRONIC EQUIPMENT MANUFACTURERS--1.09%
Amphenol Corp.-Class A                                           298,235       15,159,285
                                                                           ==============
ELECTRONIC MANUFACTURING SERVICES--0.69%
Molex Inc.                                                       186,327        5,636,392
Molex Inc.-Class A                                               146,398        4,044,977
                                                                           --------------
                                                                                9,681,369
                                                                           ==============
GAS UTILITIES--0.94%
Questar Corp.                                                    160,000       13,036,800
                                                                           ==============
HEALTH CARE DISTRIBUTORS--1.03%
Schein (Henry), Inc.                           (a)               306,662       14,302,716
                                                                           ==============
HEALTH CARE EQUIPMENT--3.48%
Hologic, Inc.                                  (a)                85,000        4,374,100
Kyphon Inc.                                    (a)               160,000        6,651,200
PerkinElmer, Inc.                                                580,000       13,189,200
Thermo Electron Corp.                          (a)               410,382       13,805,250
Varian Medical Systems, Inc.                   (a)               175,000       10,536,750
                                                                           --------------
                                                                               48,556,500
                                                                           ==============

                                                                SHARES          VALUE
                                                              ----------   --------------
HEALTH CARE FACILITIES--1.69%
Community Health Systems, Inc.                 (a)               351,338      $12,785,190
Psychiatric Solutions, Inc.                    (a)               328,000       10,820,720
                                                                           --------------
                                                                               23,605,910
                                                                           ==============
HEALTH CARE SERVICES--3.94%
Covance Inc.                                   (a)               255,000       14,486,550
DaVita, Inc.                                   (a)               240,000       13,140,000
Express Scripts, Inc.                          (a)                77,293        7,056,078
Omnicare, Inc.                                                   260,000       12,922,000
Pharmaceutical Product Development, Inc.                         106,433        7,363,035
                                                                           --------------
                                                                               54,967,663
                                                                           ==============
HOTELS, RESORTS & CRUISE LINES--1.98%
Hilton Hotels Corp.                                              579,300       14,441,949
Starwood Hotels & Resorts Worldwide, Inc.      (e)               215,544       13,107,231
                                                                           --------------
                                                                               27,549,180
                                                                           ==============
HOUSEWARES & SPECIALTIES--0.71%
Jarden Corp.                                   (a)(b)            400,376        9,865,265
                                                                           ==============
INDUSTRIAL MACHINERY--0.95%
ITT Industries, Inc.                                             129,339       13,257,248
                                                                           ==============
INSURANCE BROKERS--0.65%
National Financial Partners Corp.                                168,389        9,010,495
                                                                           ==============
INTEGRATED OIL & GAS--1.33%
CNX Gas Corp. (Acquired 08/01/05;
Cost $3,379,200)                               (a)(c)            211,200        5,081,472
Murphy Oil Corp.                                                 235,000       13,395,000
                                                                           --------------
                                                                               18,476,472
                                                                           ==============
INTEGRATED TELECOMMUNICATION SERVICES--1.02%
Qwest Communications International Inc.        (a)             2,362,072       14,219,673
                                                                           ==============
INTERNET SOFTWARE & SERVICES--0.86%
Websense, Inc.                                 (a)               181,930       11,994,645
                                                                           ==============
INVESTMENT BANKING & BROKERAGE--0.90%
Schwab (Charles) Corp. (The)                                     844,637       12,492,181
                                                                           ==============
INVESTMENT COMPANIES - EXCHANGE TRADED
FUNDS--0.98%
iShares Nasdaq Biotechnology Index Fund        (a)(b)            170,000       13,688,400
                                                                           ==============
IT CONSULTING & OTHER SERVICES--1.05%
Cognizant Technology Solutions Corp.-Class A   (a)               279,684       14,647,051
                                                                           ==============

                                                                SHARES          VALUE
                                                              ----------   --------------
MANAGED HEALTH CARE--3.55%
Aveta, Inc. (Acquired 12/21/05;
Cost $11,839,500)                              (a)(c)(d)(f)      877,000      $11,839,500
CIGNA Corp.                                                      113,390       13,788,224
Coventry Health Care, Inc.                     (a)               233,128       13,887,435
Humana Inc.                                    (a)               178,246        9,940,779
                                                                           --------------
                                                                               49,455,938
                                                                           ==============
OIL & GAS DRILLING--3.04%
Nabors Industries, Ltd.                        (a)               173,000       14,056,250
Noble Corp.                                                      191,706       15,420,831
Todco-Class A                                                    288,000       12,844,800
                                                                           --------------
                                                                               42,321,881
                                                                           ==============
OIL & GAS EQUIPMENT & SERVICES--3.70%
Grant Prideco, Inc.                            (a)               324,921       16,275,293
National-Oilwell Varco Inc.                    (a)               240,000       18,256,800
Weatherford International Ltd.                 (a)               380,000       17,016,400
                                                                           --------------
                                                                               51,548,493
                                                                           ==============
OIL & GAS EXPLORATION & PRODUCTION--1.98%
Rosetta Resources, Inc. (Acquired 06/28/05;
Cost $12,241,600)                              (a)(c)(d)         765,100       13,771,800
Southwestern Energy Co.                        (a)               321,000       13,847,940
                                                                           --------------
                                                                               27,619,740
                                                                           ==============
OIL & GAS REFINING & MARKETING--0.79%
Tesoro Corp.                                                     151,376       10,970,219
                                                                           ==============
OIL & GAS STORAGE & TRANSPORTATION--1.20%
Williams Cos., Inc. (The)                                        700,000       16,688,000
                                                                           ==============
PAPER PACKAGING--0.67%
Smurfit-Stone Container Corp.                  (a)               730,865        9,347,763
                                                                           ==============
PHARMACEUTICALS--1.61%
Endo Pharmaceuticals Holdings Inc.             (a)               370,992       10,647,470
Shire PLC-ADR (United Kingdom)                                   243,000       11,846,250
                                                                           --------------
                                                                               22,493,720
                                                                           ==============
REAL ESTATE--1.24%
Friedman, Billings, Ramsey Group,
Inc.-Class A                                   (b)               939,160       10,875,473
People's Choice Financial Corp.
(Acquired 12/21/04-06/30/05;
Cost $11,582,666)                              (a)(c)(d)       1,167,200        6,419,600
                                                                           --------------
                                                                               17,295,073
                                                                           ==============

                                                                SHARES          VALUE
                                                              ----------   --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.36%
CB Richard Ellis Group, Inc.-Class A           (a)               300,000   $   18,936,000
                                                                           --------------
REGIONAL BANKS--1.33%
Centennial Bank Holdings, Inc.                 (a)(b)              5,000           61,850
Centennial Bank Holdings, Inc.
(Acquired 12/27/04; Cost $9,183,300)           (a)(c)(f)         874,600       10,818,802
Signature Bank                                 (a)               249,200        7,588,140
                                                                           --------------
                                                                               18,468,792
                                                                           ==============
SEMICONDUCTOR EQUIPMENT--1.65%
ASML Holding N.V.-New York Shares
(Netherlands)                                  (a)               502,561       11,352,853
MEMC Electronic Materials, Inc.                (a)               406,144       11,607,596
                                                                           --------------
                                                                               22,960,449
                                                                           ==============
SEMICONDUCTORS--6.46%
Analog Devices, Inc.                                             346,925       13,797,207
ATI Technologies Inc. (Canada)                 (a)(b)            451,204        8,053,991
Integrated Device Technology, Inc.             (a)             1,017,998       14,139,992
Marvell Technology Group Ltd.                  (a)               164,672       11,266,858
Microchip Technology Inc.                                        389,887       14,624,661
Microsemi Corp.                                (a)               345,856       10,527,857
National Semiconductor Corp.                                     370,500       10,451,805
Spansion Inc.-Class A                          (a)               551,200        7,165,600
                                                                           --------------
                                                                               90,027,971
                                                                           ==============
SOFT DRINKS--0.52%
Hansen Natural Corp.                           (a)                82,086        7,207,151
                                                                           ==============
SPECIALIZED FINANCE--1.13%
Chicago Mercantile Exchange Holdings Inc.                         37,080       15,694,110
                                                                           ==============
SPECIALTY STORES--1.06%
Office Depot, Inc.                             (a)               447,683       14,840,691
                                                                           ==============
SYSTEMS SOFTWARE--0.70%
Red Hat, Inc.                                  (a)               339,019        9,814,600
                                                                           ==============
WIRELESS TELECOMMUNICATION SERVICES--4.29%
American Tower Corp.-Class A                   (a)               950,348       29,403,767
Leap Wireless International, Inc.              (a)               386,950       14,317,150
NII Holdings Inc.                              (a)               324,400       16,044,824
                                                                           --------------
                                                                               59,765,741
                                                                           ==============
Total Common Stocks & Other Equity Interests
(Cost $1,012,017,349)                                                       1,365,900,763
                                                                           ==============

                                                                SHARES         VALUE
                                                              ----------   --------------
MONEY MARKET FUNDS--3.40%

Liquid Assets Portfolio-Institutional Class    (g)            23,680,458   $   23,680,458
STIC Prime Portfolio-Institutional Class       (g)            23,680,458       23,680,458
                                                                           --------------
Total Money Market Funds (Cost $47,360,916)                                    47,360,916
                                                                           ==============
TOTAL INVESTMENTS--101.40% (excluding
investments purchased with cash collateral
from securities loaned) (Cost $1,059,378,265)                               1,413,261,679
                                                                           ==============
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED
MONEY MARKET FUNDS--3.21%
Liquid Assets Portfolio-Institutional Class    (g)(h)         22,358,049       22,358,049
STIC Prime Portfolio-Institutional Class       (g)(h)         22,358,049       22,358,049
                                                                           ==============
Total Money Market Funds (purchased with
cash collateral from securities loaned)
(Cost $44,716,098)                                                             44,716,098
                                                                           ==============
TOTAL INVESTMENTS--104.61%
(Cost $1,104,094,363)                                                       1,457,977,777
                                                                           ==============
OTHER ASSETS LESS LIABILITIES--(4.61%)                                        (64,185,597)
                                                                           ==============
NET ASSETS--100.00%                                                        $1,393,792,180
                                                                           ==============

Investment Abbreviations:

ADR  American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2006 was $56,006,049, which represented 4.02% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2006 was $40,105,775, which represented 2.88% of the Fund's Net Assets.

(e)  Each unit represents one common share and one Class B share.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2006 was $22,658,302, which represented 1.63% of the Fund's Net Assets. See Note 1A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

     INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           CHANGE IN
                                                                          UNREALIZED
                              VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                        10/31/05         COST           SALES       (DEPRECIATION)     01/31/06     INCOME    GAIN (LOSS)
----                      ------------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
Portfolio-Institutional
Class                      $24,940,812   $ 94,070,835   $ (95,331,189)        $--        $23,680,458   $149,859        $--

STIC Prime
Portfolio-Institutional
Class                       24,940,812     94,070,835     (95,331,189)         --         23,680,458    150,674         --
                           -----------   ------------   -------------         ---        -----------   --------       ----
   SUBTOTAL                $49,881,624   $188,141,670   $(190,662,378)        $--        $47,360,916   $300,533        $--
                           ===========   ============   =============         ===        ===========   ========       ====

     INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           CHANGE IN
                                                                          UNREALIZED
                              VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                        10/31/05         COST           SALES       (DEPRECIATION)     01/31/06     INCOME*   GAIN (LOSS)
----                      ------------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
Portfolio-Institutional
Class                     $ 90,554,944   $ 25,461,736   $ (93,658,631)        $--        $22,358,049   $ 14,442       $--
STIC Prime
Portfolio-Institutional
Class                       90,554,944     25,461,736     (93,658,631)         --         22,358,049     14,559        --
   SUBTOTAL               $181,109,888   $ 50,923,472   $(187,317,262)        $--        $44,716,098   $ 29,001       $--
                          ------------   ------------   -------------        ----        -----------   --------      ----
   TOTAL                  $230,991,512   $239,065,142   $(377,979,640)        $--        $92,077,014   $329,534       $--
                          ============   ============   =============        ====        ===========   ========      ====

*    Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

          At January 31, 2006, securities with an aggregate value of $44,173,063 were on loan to brokers. The loans were secured by cash collateral of $44,716,098 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $29,001 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $441,516,203 and $455,161,767, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

              UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT
                            SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $360,706,324
Aggregate unrealized (depreciation) of investment securities     (8,131,475)
Net unrealized appreciation of investment securities           $352,574,849

Cost of investments for tax purposes is $1,105,402,928.

                                AIM CHARTER FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--



AIMinvestments.com              CHT-QTR-1 1/06             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                           SHARES       VALUE
                                                         ---------   -----------
DOMESTIC COMMON STOCKS--71.89%

AEROSPACE & DEFENSE--1.03%
Northrop Grumman Corp.                                     407,549   $25,321,019

APPAREL RETAIL--0.57%
Gap, Inc. (The)                                            777,891    14,072,048

ASSET MANAGEMENT & CUSTODY BANKS--0.97%
Bank of New York Co., Inc. (The)                           747,701    23,784,369

BIOTECHNOLOGY--0.95%
Amgen Inc.                                         (a)     320,000    23,324,800

BUILDING PRODUCTS--1.49%
Masco Corp.                                              1,232,490    36,543,328

COMMUNICATIONS EQUIPMENT--2.02%
Cisco Systems, Inc.                                (a)   2,676,000    49,693,320

COMPUTER HARDWARE--1.29%
International Business Machines Corp.                      391,163    31,801,552

COMPUTER STORAGE & PERIPHERALS--0.87%
Lexmark International, Inc.-Class A                (a)     439,334    21,338,452

ELECTRIC UTILITIES--0.96%
FPL Group, Inc.                                            566,600    23,678,214

ENVIRONMENTAL & FACILITIES SERVICES--1.51%
Waste Management, Inc.                                   1,176,469    37,152,891

FOOD RETAIL--1.23%
Kroger Co. (The)                                   (a)   1,643,597    30,242,185

HOMEFURNISHING RETAIL--1.04%
Bed Bath & Beyond Inc.                             (a)     680,877    25,471,609

                                                           SHARES       VALUE
                                                         ---------   -----------
INDUSTRIAL CONGLOMERATES--3.47%
General Electric Co.                                       961,772   $31,498,033
Tyco International Ltd.                                  2,065,118    53,796,324
                                                                     -----------
                                                                      85,294,357
                                                                     ===========
INDUSTRIAL MACHINERY--1.15%
Dover Corp.                                                614,819    28,238,637

INSURANCE BROKERS--0.95%
Marsh & McLennan Cos., Inc.                                770,000    23,400,300

INTEGRATED OIL & GAS--3.44%
Exxon Mobil Corp.                                          943,276    59,190,569
Murphy Oil Corp.                                           447,020    25,480,140
                                                                     -----------
                                                                      84,670,709
                                                                     ===========
INTEGRATED TELECOMMUNICATION SERVICES--1.59%
AT&T Inc.                                                1,502,591    38,992,236

INVESTMENT BANKING & BROKERAGE--2.13%
Merrill Lynch & Co., Inc.                                  353,951    26,571,102
Morgan Stanley                                             420,432    25,835,546
                                                                     -----------
                                                                      52,406,648
                                                                     ===========
IT CONSULTING & OTHER SERVICES--1.18%
Accenture Ltd.-Class A                                     918,466    28,959,233

MOVIES & ENTERTAINMENT--1.93%
News Corp.-Class A                                       2,205,000    34,750,800
Walt Disney Co. (The)                                      499,000    12,629,690
                                                                     -----------
                                                                      47,380,490
                                                                     ===========
MULTI-LINE INSURANCE--1.93%
American International Group, Inc.                         355,866    23,294,988
Genworth Financial Inc.-Class A                            736,000    24,111,360
                                                                     -----------
                                                                      47,406,348
                                                                     ===========
OFFICE ELECTRONICS--2.17%
Xerox Corp.                                        (a)   3,721,300    53,251,803

OIL & GAS EQUIPMENT & SERVICES--3.71%
BJ Services Co.                                            443,400    17,953,266
Schlumberger Ltd.                                          237,199    30,231,013
Smith International, Inc.                                  958,708    43,141,860
                                                                     -----------
                                                                      91,326,139
                                                                     ===========

                                                          SHARES        VALUE
                                                        ---------   ------------
OIL & GAS EXPLORATION & PRODUCTION--1.12%
Apache Corp.                                              365,200   $ 27,583,556

OTHER DIVERSIFIED FINANCIAL SERVICES--0.96%
Citigroup Inc.                                            504,000     23,476,320

PACKAGED FOODS & MEATS--0.99%
General Mills, Inc.                                       500,363     24,322,645

PERSONAL PRODUCTS--3.35%
Avon Products, Inc.                                     1,203,358     34,079,099
Estee Lauder Cos. Inc. (The)-Class A                    1,326,140     48,364,326
                                                                    ------------
                                                                      82,443,425
                                                                    ============
PHARMACEUTICALS--6.90%
Bristol-Myers Squibb Co.                                1,635,000     37,261,650
Forest Laboratories, Inc.                         (a)     884,000     40,911,520
Merck & Co. Inc.                                        1,680,317     57,970,936
Wyeth                                                     726,720     33,610,800
                                                                    ------------
                                                                     169,754,906
                                                                    ============
PROPERTY & CASUALTY INSURANCE--7.13%
ACE Ltd.                                                  677,903     37,115,189
Berkshire Hathaway Inc.-Class A                   (a)         630     56,378,700
Chubb Corp. (The)                                         254,978     24,057,174
St. Paul Travelers Cos., Inc. (The)                       527,826     23,952,744
XL Capital Ltd.-Class A                                   499,068     33,766,941
                                                                    ------------
                                                                     175,270,748
                                                                    ============
PUBLISHING--1.50%
Gannett Co., Inc.                                         595,123     36,778,601

RAILROADS--1.43%
Union Pacific Corp.                                       397,000     35,118,620

REGIONAL BANKS--1.01%
North Fork Bancorp., Inc.                                 967,333     24,879,805

SEMICONDUCTORS--3.71%
Analog Devices, Inc.                                      944,356     37,557,038
Intel Corp.                                             1,316,300     27,997,701
Xilinx, Inc.                                              915,000     25,766,400
                                                                    ------------
                                                                      91,321,139
                                                                    ============
SOFT DRINKS--1.52%
Coca-Cola Co. (The)                                       905,036     37,450,390

                                                        SHARES         VALUE
                                                      ---------   --------------
SYSTEMS SOFTWARE--4.69%
Computer Associates International, Inc.               1,138,452   $   31,079,740
Microsoft Corp.                                       2,072,845       58,350,587
Symantec Corp.                                  (a)   1,414,925       26,006,322
                                                                  --------------
                                                                     115,436,649
                                                                  ==============
Total Domestic Common Stocks (Cost
   $1,502,086,750)                                                 1,767,587,491
                                                                  ==============
FOREIGN STOCKS & OTHER EQUITY INTERESTS--16.66%

ARGENTINA--1.01%
Tenaris S.A.-ADR (Oil & Gas Equipment &
   Services)                                            152,728       24,810,663

FINLAND --1.50%
Nokia Oyj-ADR (Communications Equipment)              2,008,042       36,907,812

FRANCE--1.06%
TOTAL S.A. (Integrated Oil & Gas)               (b)      94,292       26,065,225

ISRAEL--0.99%
Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                               (c)     573,334       24,441,228

JAPAN--0.59%
Nintendo Co., Ltd. (Home Entertainment
   Software)                                    (b)     106,200       14,547,972

NETHERLANDS--5.21%
Heineken N.V. (Brewers)                         (b)   1,347,106       47,376,327
Koninklijke (Royal) Philips Electronics
   N.V. (Consumer Electronics)                        1,452,112       49,024,803
Unilever N.V. (Packaged Foods & Meats)          (b)     450,000       31,587,599
                                                                  --------------
                                                                     127,988,729
                                                                  ==============
SOUTH KOREA--0.38%
SK Telecom Co., Ltd.-ADR (Wireless
   Telecommunication Services)                          405,017        9,408,545

SWITZERLAND--1.11%
UBS A.G. (Diversified Capital Markets)                  250,000       27,184,542

                                                       SHARES          VALUE
                                                    -----------   --------------
UNITED KINGDOM--4.81%
Barclays PLC (Diversified Banks)                      2,431,648   $   26,000,131
Cadbury Schweppes PLC (Packaged Foods &
   Meats)                                  (b)        4,685,857       46,040,396
GlaxoSmithKline PLC-ADR
(Pharmaceuticals)                                       904,000       46,320,960
                                                                  --------------
                                                                     118,361,487
                                                                  ==============
Total Foreign Stocks & Other Equity
   Interests (Cost $337,627,411)                                     409,716,203
                                                                  ==============
MONEY MARKET FUNDS--11.83%
Liquid Assets Portfolio-Institutional
   Class                                   (d)      145,514,921      145,514,921
STIC Prime Portfolio-Institutional
   Class                                   (d)      145,514,921      145,514,921
Total Money Market Funds (Cost
   $291,029,842)                                                     291,029,842
                                                                  ==============
TOTAL INVESTMENTS--100.38% (excluding
   investments purchased with cash
   collateral from securities loaned)
   (Cost $2,130,744,003)                                           2,468,333,536
                                                                  ==============
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--0.77%
Liquid Assets Portfolio-Institutional
   Class                                   (d)(e)    18,876,000       18,876,000
Total Money Market Funds (purchased
   with cash collateral from securities
   loaned) (Cost $18,876,000)                                         18,876,000
                                                                  ==============
TOTAL INVESTMENTS--101.15% (Cost
   $2,149,620,003)                                                 2,487,209,536
                                                                  ==============
OTHER ASSETS LESS LIABILITIES--(1.15%)                               (28,375,283)
                                                                  ==============
NET ASSETS--100.00%                                               $2,458,834,253
                                                                  ==============

Investment Abbreviations:

ADR   American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $165,617,519, which represented 6.74% of the Fund's Net Assets. See Note 1A.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      CHANGE IN
                                                                     UNREALIZED
                         VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION        VALUE       DIVIDEND      REALIZED
        FUND            10/31/05       AT COST         SALES       (DEPRECIATION)     01/31/06       INCOME     GAIN (LOSS)
        ----          -----------   ------------   -------------   --------------   ------------   ----------   -----------
Liquid Assets
Portfolio-
Institutional Class   $45,347,942   $222,487,169   $(122,320,190)        $--        $145,514,921   $  760,499       $--
STIC Prime
Portfolio-
Institutional Class    45,347,942    222,487,169    (122,320,190)         --         145,514,921      764,329        --
                      -----------   ------------   -------------         ---        ------------   ----------       ---
   SUBTOTAL           $90,695,884   $444,974,338   $(244,640,380)        $--        $291,029,842   $1,524,828       $--
                      ===========   ============   =============         ===        ============   ==========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                       CHANGE IN
                                                                      UNREALIZED
                          VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION        VALUE       DIVIDEND      REALIZED
        FUND            10/31/05        AT COST         SALES       (DEPRECIATION)     01/31/06       INCOME*    GAIN (LOSS)
        ----          ------------   ------------   -------------   --------------   ------------   ----------   -----------
Liquid Assets
Portfolio-
Institutional Class   $ 12,733,065   $ 79,535,270   $ (73,392,335)        $--        $ 18,876,000   $   38,846       $--
                      ------------   ------------   -------------         ---        ------------   ----------       ---
   TOTAL              $103,428,949   $524,509,608   $(318,032,715)        $--        $309,905,842   $1,563,674       $--
                      ============   ============   =============         ===        ============   ==========       ===

*    Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At January 31, 2006, a securities with an aggregate value of $18,288,270 were on loan to brokers. The loans were secured by cash collateral of $18,876,000 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $38,846 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                       CALL OPTION CONTRACTS
                      -----------------------
                      NUMBER OF     PREMIUMS
                      CONTRACTS     RECEIVED
                      ---------   -----------
Beginning of period     12,500    $ 1,334,936
Exercised              (12,500)    (1,334,936)
                       -------    -----------
End of period               --    $        --
                       =======    ===========

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $322,832,420 and $599,734,115, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $319,224,200
Aggregate unrealized (depreciation) of investment securities    (29,722,160)
                                                               ------------
Net unrealized appreciation of investment securities           $289,502,040
                                                               ============

Cost of investments for tax purposes is $2,197,707,496.

                             AIM CONSTELLATION FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             CST-QTR-1 1/06               A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)


                                                                                  SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--88.68%

AEROSPACE & DEFENSE--2.29%

Boeing Co. (The)                                                                       825,000                    $  56,355,750
--------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                 350,000                       40,726,000
--------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                              600,000                       29,970,000
================================================================================================================================
                                                                                                                    127,051,750
================================================================================================================================

APPAREL RETAIL--1.07%

AnnTaylor Stores Corp.                                (a)                              900,000                       29,988,000
--------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.                                     (a)                              675,000                       29,403,000
================================================================================================================================
                                                                                                                     59,391,000
================================================================================================================================

APPLICATION SOFTWARE--1.42%

Amdocs Ltd.                                           (a)                            1,725,000                       55,545,000
--------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.                              (a)                              675,000                       23,226,750
================================================================================================================================
                                                                                                                     78,771,750
================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.53%

Franklin Resources, Inc.                                                               300,000                       29,550,000
================================================================================================================================

BIOTECHNOLOGY--4.26%

Amgen Inc.                                            (a)                            1,060,000                       77,263,400
--------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                                       (a)                              309,000                       26,549,280
--------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                                         (a)                              400,000                       28,376,000
--------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                 (a)                            1,230,600                       74,906,622
--------------------------------------------------------------------------------------------------------------------------------
PDL BioPharma, Inc.                                   (a)                            1,000,000                       29,150,000
================================================================================================================================
                                                                                                                    236,245,302
================================================================================================================================

COMMUNICATIONS EQUIPMENT--3.99%

Cisco Systems, Inc.                                   (a)                            4,500,000                       83,565,000
--------------------------------------------------------------------------------------------------------------------------------
Harris Corp.                                                                           196,110                        9,105,387
--------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                        2,300,000                      110,308,000
--------------------------------------------------------------------------------------------------------------------------------
Redback Networks Inc.                                 (a)                            1,083,497                       18,256,924
================================================================================================================================
                                                                                                                    221,235,311
================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.53%

Best Buy Co., Inc.                                                                     575,000                       29,129,500
================================================================================================================================


CST-QTR-1                             F-1


                                                                                  SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--3.47%

Apple Computer, Inc.                                  (a)                            2,000,000                    $ 151,020,000
--------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                             (a)                            1,400,000                       41,034,000
================================================================================================================================
                                                                                                                    192,054,000
================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.45%

EMC Corp.                                             (a)                            6,000,000                       80,400,000
================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.81%

Caterpillar Inc.                                                                       350,000                       23,765,000
--------------------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                                    425,000                       20,956,750
================================================================================================================================
                                                                                                                     44,721,750
================================================================================================================================

CONSUMER ELECTRONICS--1.55%

Garmin Ltd.                                           (b)                              500,000                       31,105,000
--------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                  500,000                       55,000,000
================================================================================================================================
                                                                                                                     86,105,000
================================================================================================================================

CONSUMER FINANCE--1.49%

American Express Co.                                                                   528,930                       27,742,378
--------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                              975,000                       54,561,000
================================================================================================================================
                                                                                                                     82,303,378
================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.45%

Electronic Data Systems Corp.                                                        1,000,000                       25,190,000
================================================================================================================================

DEPARTMENT STORES--1.57%

Federated Department Stores, Inc.                                                      825,000                       54,969,750
--------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                                  575,000                       32,085,000
================================================================================================================================
                                                                                                                     87,054,750
================================================================================================================================

DIVERSIFIED BANKS--0.74%

Bank of America Corp.                                                                  925,000                       40,912,750
================================================================================================================================

DIVERSIFIED METALS & MINING--0.87%

Phelps Dodge Corp.                                                                     300,000                       48,150,000
================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.67%

Emerson Electric Co.                                                                   750,000                       58,087,500
--------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                              525,000                       34,686,750
================================================================================================================================
                                                                                                                     92,774,250
================================================================================================================================

CST-QTR-1                             F-2

                                                                                  SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.61%

Agilent Technologies, Inc.                            (a)                            1,000,000                    $  33,910,000
================================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.76%

Monsanto Co.                                                                           500,000                       42,305,000
================================================================================================================================

GENERAL MERCHANDISE STORES--0.94%

Target Corp.                                                                           950,000                       52,012,500
================================================================================================================================

HEALTH CARE EQUIPMENT--2.69%

Medtronic, Inc.                                                                        700,000                       39,529,000
--------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                                (a)                            1,000,000                       49,130,000
--------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                          (a)                            1,000,000                       60,210,000
================================================================================================================================
                                                                                                                    148,869,000
================================================================================================================================

HEALTH CARE SERVICES--2.07%

Caremark Rx, Inc.                                     (a)                            1,550,091                       76,419,486
--------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                         774,956                       38,515,313
================================================================================================================================
                                                                                                                    114,934,799
================================================================================================================================

HEALTH CARE SUPPLIES--1.56%

Alcon, Inc.                                                                            677,400                       86,653,008
================================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.89%

Electronic Arts Inc.                                  (a)                              900,000                       49,122,000
================================================================================================================================

HOME IMPROVEMENT RETAIL--0.95%

Home Depot, Inc. (The)                                                               1,300,000                       52,715,000
================================================================================================================================

HOUSEHOLD PRODUCTS--1.63%

Procter & Gamble Co. (The)                                                           1,525,950                       90,382,019
================================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.96%

Robert Half International Inc.                                                       1,450,000                       52,968,500
================================================================================================================================

INDUSTRIAL CONGLOMERATES--1.64%

Textron Inc.                                                                         1,075,000                       90,794,500
================================================================================================================================

INDUSTRIAL MACHINERY--0.82%

Parker Hannifin Corp.                                                                  600,000                       45,462,000
================================================================================================================================

INTEGRATED OIL & GAS--2.26%

ConocoPhillips                                                                         800,000                       51,760,000
--------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                             750,000                       73,282,500
================================================================================================================================
                                                                                                                    125,042,500
================================================================================================================================

CST-QTR-1                             F-3

                                                                                  SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------------------------
INTERNET RETAIL--1.58%

eBay Inc.                                             (a)                            2,025,000                    $  87,277,500
--------------------------------------------------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES--3.24%

Google Inc.-Class A                                   (a)                              210,000                       90,982,500
--------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                           (a)                            2,575,000                       88,425,500
================================================================================================================================
                                                                                                                    179,408,000
================================================================================================================================

INVESTMENT BANKING & BROKERAGE--3.64%

Goldman Sachs Group, Inc. (The)                                                        550,000                       77,687,500
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                              775,000                       58,179,250
--------------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                                                         4,450,000                       65,815,500
================================================================================================================================
                                                                                                                    201,682,250
================================================================================================================================

MANAGED HEALTH CARE--5.53%

Aetna Inc.                                                                           1,250,000                      121,000,000
--------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                            610,000                       74,176,000
--------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                450,000                       26,739,000
--------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.                                       (a)                            1,100,000                       84,480,000
================================================================================================================================
                                                                                                                    306,395,000
================================================================================================================================

MULTI-LINE INSURANCE--0.54%

Assurant, Inc.                                                                         650,000                       29,848,000
================================================================================================================================

OIL & GAS DRILLING--1.64%

ENSCO International Inc.                                                             1,000,000                       51,120,000
--------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                    650,000                       39,682,500
================================================================================================================================
                                                                                                                     90,802,500
================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.01%

Baker Hughes Inc.                                                                      700,000                       54,208,000
--------------------------------------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc.                           (a)                              750,000                       57,052,500
================================================================================================================================
                                                                                                                    111,260,500
================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.37%

Apache Corp.                                                                           600,000                       45,318,000
--------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                     800,000                       54,568,000
--------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.                              (a)                              600,000                       31,440,000
================================================================================================================================
                                                                                                                    131,326,000
================================================================================================================================

OIL & GAS REFINING & MARKETING --2.09%

Sunoco, Inc.                                                                           300,000                       28,560,000
--------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                   (b)                            1,400,000                       87,402,000
================================================================================================================================
                                                                                                                    115,962,000
================================================================================================================================

PACKAGED FOODS & MEATS--0.45%

Kellogg Co.                                                                            577,184                       24,761,194
================================================================================================================================


CST-QTR-1                             F-4

                                                                                  SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.80%

Allergan, Inc.                                                                         275,000                    $  32,010,000
--------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                    1,175,000                       67,609,500
--------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                                                   840,000                       25,964,400
--------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                  642,800                       29,729,500
================================================================================================================================
                                                                                                                    155,313,400
================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.94%

Allstate Corp. (The)                                                                 1,000,000                       52,050,000
================================================================================================================================

RAILROADS--1.48%

Burlington Northern Santa Fe Corp.                                                   1,025,000                       82,123,000
================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.61%

KLA-Tencor Corp.                                                                       650,000                       33,787,000
================================================================================================================================

SEMICONDUCTORS--7.65%

Analog Devices, Inc.                                                                 2,550,000                      101,413,500
--------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B                  (a)                            3,150,000                       79,537,500
--------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.                    (a)                            1,595,990                       22,168,301
--------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.                         (a)                            1,146,000                       78,409,320
--------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                            3,000,052                      112,531,951
--------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.                                          (a)                              675,000                       30,348,000
================================================================================================================================
                                                                                                                    424,408,572
================================================================================================================================

SOFT DRINKS--0.62%

PepsiCo, Inc.                                                                          600,000                       34,308,000
================================================================================================================================

SPECIALIZED FINANCE--0.40%

Chicago Mercantile Exchange Holdings Inc.                                               52,654                       22,285,806
================================================================================================================================

SPECIALTY STORES--2.55%

Office Depot, Inc.                                    (a)                            2,700,000                       89,505,000
--------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                        1,380,000                       52,026,000
================================================================================================================================
                                                                                                                    141,531,000
================================================================================================================================

SYSTEMS SOFTWARE--2.22%

McAfee Inc.                                           (a)                            1,400,000                       32,466,000
--------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                      2,000,000                       56,300,000
--------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.                                         (a)                            1,191,804                       34,502,726
================================================================================================================================
                                                                                                                    123,268,726
================================================================================================================================


CST-QTR-1                             F-5

                                                                                  SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.38%

WESCO International, Inc.                             (a)                              433,549                    $  20,780,004
================================================================================================================================

Total Domestic Common Stocks (Cost $3,651,563,496)                                                                4,914,789,769
================================================================================================================================


FOREIGN STOCKS & OTHER EQUITY INTERESTS--11.05%

AUSTRALIA--0.57%

BHP Billiton Ltd. (Diversified Metals & Mining)       (c)                            1,600,000                       31,546,426
================================================================================================================================

BRAZIL--0.74%

Companhia Vale do Rio Doce-ADR (Steel)                                                 800,000                       41,016,000
================================================================================================================================

FINLAND --1.33%

Nokia Oyj-ADR (Communications Equipment)                                             4,000,000                       73,520,000
================================================================================================================================

ISRAEL--0.80%

Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                                                    1,039,283                       44,304,634
================================================================================================================================

JAPAN--3.21%

Komatsu Ltd. (Construction & Farm Machinery &
Heavy Trucks)                                         (c)                            2,090,000                       38,500,505
--------------------------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd. (Consumer
Electronics)                                          (c)                            1,441,000                       31,349,134
--------------------------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.-ADR
(Consumer Electronics)                                                                 171,000                        3,722,670
--------------------------------------------------------------------------------------------------------------------------------
Millea Holdings, Inc. (Property & Casualty
Insurance)                                                                               2,000                       38,354,997
--------------------------------------------------------------------------------------------------------------------------------
Mitsui O.S.K. Lines, Ltd. (Marine)                    (c)                            5,400,000                       48,842,411
--------------------------------------------------------------------------------------------------------------------------------
Mitsui Sumitomo Insurance Co., Ltd. (Property &
Casualty Insurance)                                                                  1,400,000                       17,183,039
================================================================================================================================
                                                                                                                    177,952,756
================================================================================================================================

NETHERLANDS--0.83%

ASML Holding N.V.-New York Shares (Semiconductor
Equipment)                                            (a)                            2,025,000                       45,744,750
================================================================================================================================

SOUTH KOREA--0.70%

Kookmin Bank (Diversified Banks)                      (c)                              487,000                       38,806,346
================================================================================================================================

SWITZERLAND--2.34%

ABB Ltd. (Heavy Electrical Equipment)                 (a)(c)                         5,350,000                       58,351,306
--------------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                                                   450,000                       71,110,068
================================================================================================================================
                                                                                                                    129,461,374
================================================================================================================================


CST-QTR-1                             F-6

                                                                                  SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--0.53%

Rio Tinto PLC (Diversified Metals & Mining)           (c)                              570,000                    $  29,155,456
================================================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $502,751,979)                                                                                                 611,507,742
================================================================================================================================

MONEY MARKET FUNDS--1.31%

Liquid Assets Portfolio-Institutional Class           (d)                           36,369,792                       36,369,792
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class              (d)                           36,369,792                       36,369,792
================================================================================================================================

Total Money Market Funds (Cost $72,739,584)                                                                          72,739,584
================================================================================================================================
TOTAL INVESTMENTS--101.04% (excluding investments
purchased with cash collateral from securities
loaned) (Cost $4,227,055,059)                                                                                     5,599,037,095
================================================================================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED

MONEY MARKET FUNDS--0.50%

STIC Prime Portfolio-Institutional Class              (d)(e)                        27,653,828                       27,653,828
================================================================================================================================

Total Money Market Funds (purchased with cash collateral from securities loaned)
(Cost $27,653,828)                                                                                                   27,653,828
================================================================================================================================


TOTAL INVESTMENTS--101.54%  (Cost $4,254,708,887)                                                                 5,626,690,923
================================================================================================================================
OTHER ASSETS LESS LIABILITIES--(1.54%)                                                                             (85,076,306)
================================================================================================================================
NET ASSETS--100.00%                                                                                             $ 5,541,614,617
================================================================================================================================


Investment Abbreviations:

ADR                                                  American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $ 276,551,584, which represented 4.99% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.


CST-QTR-1                             F-7

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following


CST-QTR-1                             F-8
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a


CST-QTR-1                             F-9
     security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                               CHANGE IN
                                                               UNREALIZED                                 REALIZED
                    VALUE       PURCHASES      PROCEEDS       APPRECIATION          VALUE       DIVIDEND    GAIN
FUND               10/31/05      AT COST      FROM SALES     (DEPRECIATION)        01/31/06      INCOME    (LOSS)
------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class           $ 3,677,810  $ 251,253,464  $(218,561,482)      $       --       $  36,369,792  $ 192,308  $    --
------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class             3,677,810    251,253,464   (218,561,482)              --          36,369,792    193,173       --
==================================================================================================================
SUBTOTAL        $ 7,355,620  $ 502,506,928  $(437,122,964)      $       --       $  72,739,584  $ 385,481  $    --
==================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                               CHANGE IN
                                                               UNREALIZED                               REALIZED
                    VALUE       PURCHASES      PROCEEDS       APPRECIATION       VALUE       DIVIDEND    GAIN
FUND               10/31/05      AT COST      FROM SALES     (DEPRECIATION)     01/31/06     INCOME*     (LOSS)
-----------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class           $ 16,220,215  $ 71,000,941  $ (59,567,328)    $         --     $ 27,653,828  $ 91,418    $    --
=================================================================================================================
   TOTAL        $ 23,575,835  $573,507,869  $(496,690,292)    $         --     $100,393,412  $476,899    $    --
=================================================================================================================

* Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also


CST-QTR-1                             F-10
experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At January 31, 2006 securities with an aggregate value of $26,605,843 were on loan to brokers. The loans were secured by cash collateral of $27,653,828 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $91,418 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $1,369,038,946 and $1,646,081,582, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities                                      $   1,407,474,075
------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                         (38,073,409)
==================================================================================================================
Net unrealized appreciation of investment securities                                            $   1,369,400,666
==================================================================================================================
Cost of investments for tax purposes is $4,257,290,257.

CST-QTR-1                               F-11

                         AIM DIVERSIFIED DIVIDEND FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--



AIMinvestments.com              DDI-QTR-1 1/06             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCKS--96.94%

AEROSPACE & DEFENSE--4.46%
Honeywell International Inc.                              473,100   $ 18,176,502
Raytheon Co.                                              600,400     24,598,388
United Technologies Corp.                                 744,600     43,462,302
                                                                    ------------
                                                                      86,237,192
                                                                    ============

ALUMINUM--0.57%
Alcoa Inc.                                                347,000     10,930,500

APPAREL RETAIL--3.18%
Limited Brands, Inc.                                    1,576,600     37,302,356
TJX Cos., Inc. (The)                                      945,400     24,136,062
                                                                    ------------
                                                                      61,438,418
                                                                    ============

APPAREL, ACCESSORIES & LUXURY GOODS--0.87%
V. F. Corp.                                               301,300     16,716,124

ASSET MANAGEMENT & CUSTODY BANKS--3.04%
Bank of New York Co., Inc. (The)                          607,600     19,327,756
Federated Investors, Inc.-Class B                         409,600     15,814,656
State Street Corp.                                        390,400     23,603,584
                                                                    ------------
                                                                      58,745,996
                                                                    ============

AUTO PARTS & EQUIPMENT--1.14%
Johnson Controls, Inc.                                    316,800     21,935,232

BREWERS--1.39%
Anheuser-Busch Cos., Inc.                                 650,100     26,940,144

CASINOS & GAMING--1.02%
International Game Technology                             550,441     19,694,779

COMPUTER HARDWARE--3.15%
Hewlett-Packard Co.                                       906,800     28,274,024
International Business Machines Corp.                     400,100     32,528,130
                                                                    ------------
                                                                      60,802,154
                                                                    ============

CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--1.59%
Deere & Co.                                               429,200     30,799,392

                                                          SHARES        VALUE
                                                        ---------   ------------
DATA PROCESSING & OUTSOURCED SERVICES--1.90%
Automatic Data Processing, Inc.                           290,000   $ 12,742,600
First Data Corp.                                          531,300     23,961,630
                                                                    ------------
                                                                      36,704,230
                                                                    ============

DISTRIBUTORS--0.66%
Genuine Parts Co.                                         300,300     12,771,759

DIVERSIFIED BANKS--2.43%
Bank of America Corp.                                     422,500     18,687,175
U.S. Bancorp                                              419,200     12,538,272
Wachovia Corp.                                            287,500     15,763,625
                                                                    ------------
                                                                      46,989,072
                                                                    ============

DIVERSIFIED CHEMICALS--1.70%
E.I. du Pont de Nemours and Co.                           356,000     13,937,400
PPG Industries, Inc.                                      317,200     18,873,400
                                                                    ------------
                                                                      32,810,800
                                                                    ============

DRUG RETAIL--0.80%
Walgreen Co.                                              355,100     15,368,728

ELECTRIC UTILITIES--1.92%
American Electric Power Co., Inc.                         397,000     14,816,040
Exelon Corp.                                              388,800     22,324,896
                                                                    ------------
                                                                      37,140,936
                                                                    ============

ELECTRICAL COMPONENTS & EQUIPMENT--2.23%
Emerson Electric Co.                                      555,500     43,023,475

FOREST PRODUCTS--1.20%
Weyerhaeuser Co.                                          332,600     23,202,176

GENERAL MERCHANDISE STORES--1.27%
Target Corp.                                              449,900     24,632,025

HEALTH CARE EQUIPMENT--2.39%
Baxter International Inc.                                 505,000     18,609,250
Medtronic, Inc.                                           489,000     27,613,830
                                                                    ------------
                                                                      46,223,080
                                                                    ============

HOME IMPROVEMENT RETAIL--1.20%
Home Depot, Inc. (The)                                    569,500     23,093,225

HOUSEHOLD APPLIANCES--0.59%
Snap-on Inc.                                              286,500     11,497,245

                                                          SHARES        VALUE
                                                        ---------   ------------
HOUSEHOLD PRODUCTS--1.71%
Colgate-Palmolive Co.                                     234,800   $ 12,888,172
Kimberly-Clark Corp.                                      353,200     20,174,784
                                                                    ------------
                                                                      33,062,956
                                                                    ============

HYPERMARKETS & SUPER CENTERS--0.75%
Wal-Mart Stores, Inc.                                     312,400     14,404,764

INDUSTRIAL CONGLOMERATES--2.42%
General Electric Co.                                    1,428,000     46,767,000

INDUSTRIAL GASES--1.04%
Praxair, Inc.                                             382,000     20,123,760

INDUSTRIAL MACHINERY--3.44%
Illinois Tool Works Inc.                                  336,617     28,373,447
Ingersoll-Rand Co. Ltd.-Class A                           609,200     23,923,284
Pentair, Inc.                                             370,500     14,227,200
                                                                    ------------
                                                                      66,523,931
                                                                    ============

INSURANCE BROKERS--1.17%
Marsh & McLennan Cos., Inc.                               743,800     22,604,082

INTEGRATED OIL & GAS--4.96%
Eni S.p.A. (Italy)                                (a)     412,800     12,523,883
Exxon Mobil Corp.                                         450,500     28,268,875
Occidental Petroleum Corp.                                285,900     27,935,289
TOTAL S.A. (France)                               (a)      98,151     27,131,972
                                                                    ------------
                                                                      95,860,019
                                                                    ============

INTEGRATED TELECOMMUNICATION SERVICES--2.61%
AT&T Inc.                                                 667,300     17,316,435
BellSouth Corp.                                         1,148,300     33,036,591
                                                                    ------------
                                                                      50,353,026
                                                                    ============

INVESTMENT BANKING & BROKERAGE--2.66%
Merrill Lynch & Co., Inc.                                 307,600     23,091,532
Morgan Stanley                                            460,400     28,291,580
                                                                    ------------
                                                                      51,383,112
                                                                    ============

MULTI-LINE INSURANCE--0.75%
Genworth Financial Inc.-Class A                           445,000     14,578,200

MULTI-UTILITIES--2.08%
Dominion Resources, Inc.                                  317,000     23,943,010
Public Service Enterprise Group Inc.                       42,200      2,937,964
Wisconsin Energy Corp.                                    322,000     13,366,220
                                                                    ------------
                                                                      40,247,194
                                                                    ============

OIL & GAS DRILLING--0.89%
GlobalSantaFe Corp.                                       282,900     17,271,045

                                                          SHARES        VALUE
                                                        ---------   ------------
OIL & GAS EQUIPMENT & SERVICES--0.61%
Schlumberger Ltd.                                          92,000   $ 11,725,400

OTHER DIVERSIFIED FINANCIAL SERVICES--1.28%
Citigroup Inc.                                            530,000     24,687,400

PACKAGED FOODS & MEATS--2.13%
General Mills, Inc.                                       582,600     28,320,186
Sara Lee Corp.                                            700,300     12,801,484
                                                                    ------------
                                                                      41,121,670
                                                                    ============

PHARMACEUTICALS--9.89%
Abbott Laboratories                                       698,700     30,148,905
Bristol-Myers Squibb Co.                                  571,400     13,022,206
Johnson & Johnson                                         587,800     33,822,012
Lilly (Eli) and Co.                                       558,500     31,622,270
Merck & Co. Inc.                                          446,100     15,390,450
Pfizer Inc.                                             1,476,780     37,923,710
Wyeth                                                     629,600     29,119,000
                                                                    ------------
                                                                     191,048,553
                                                                    ============

PROPERTY & CASUALTY INSURANCE--2.92%
MBIA Inc.                                                 344,000     21,176,640
St. Paul Travelers Cos., Inc. (The)                       776,300     35,228,494
                                                                    ------------
                                                                      56,405,134
                                                                    ============

PUBLISHING--1.35%
Gannett Co., Inc.                                         423,000     26,141,400

REGIONAL BANKS--3.60%
Fifth Third Bancorp                                       711,500     26,731,055
North Fork Bancorp., Inc.                                 734,300     18,886,196
SunTrust Banks, Inc.                                      335,000     23,935,750
                                                                    ------------
                                                                      69,553,001
                                                                    ============

RESTAURANTS--1.20%
Outback Steakhouse, Inc.                                  500,200     23,124,246

SEMICONDUCTORS--3.16%
Intel Corp.                                               732,000     15,569,640
Linear Technology Corp.                                   728,000     27,088,880
Texas Instruments Inc.                                    630,800     18,438,284
                                                                    ------------
                                                                      61,096,804
                                                                    ============

SOFT DRINKS--0.61%
Coca-Cola Co. (The)                                       285,070     11,796,197

SPECIALIZED CONSUMER SERVICES--0.81%
H&R Block, Inc.                                           640,400     15,664,184

SPECIALTY CHEMICALS--0.75%
Ecolab Inc.                                               403,000     14,431,430

                                                       SHARES          VALUE
                                                    -----------   --------------
SYSTEMS SOFTWARE--1.91%
Microsoft Corp.                                       1,313,500   $   36,975,025

THRIFTS & MORTGAGE FINANCE--1.89%
Fannie Mae                                              399,800       23,164,412
Hudson City Bancorp, Inc.                             1,076,300       13,367,646
                                                                  --------------
                                                                      36,532,058
                                                                  ==============
TOBACCO--1.65%
Altria Group, Inc.                                      441,900       31,967,046
                                                                  --------------
Total Common Stocks (Cost $1,690,980,454)                          1,873,145,319
                                                                  ==============

                                                          PRINCIPAL
                                                            AMOUNT
                                                          ----------
U.S. TREASURY NOTES--0.31%
3.38%, 02/28/07                                     (b)   $3,000,000   2,962,500
3.38%, 02/15/08                                     (b)
                                                           3,000,000   2,933,910
                                                                       5,896,410
                                                                       ---------
Total U.S. Treasury Notes (Cost$ 5,962,677)                            5,896,410
                                                                       =========

                                                       SHARES
                                                    -----------
MONEY MARKET FUNDS--2.65%
Liquid Assets Portfolio-Institutional Class   (c)    25,595,581       25,595,581
STIC Prime Portfolio-Institutional Class      (c)    25,595,581       25,595,581
                                                                  --------------
Total Money Market Funds (Cost $51,191,162)                           51,191,162
                                                                  ==============
TOTAL INVESTMENTS--99.90%
   (Cost $1,748,134,293)                                           1,930,232,891
                                                                  ==============
OTHER ASSETS LESS LIABILITIES--0.10%                                   2,008,409
                                                                  ==============
NET ASSETS--100.00%                                               $1,932,241,300
                                                                  ==============

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $39,655,855, which represented 2.05% of the Fund's Net Assets. See Note 1A.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2006 was $5,896,410, which represented 0.31% of Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

                                                                        CHANGE IN
                                                        PROCEEDS       UNREALIZED                              REALIZED
                             VALUE       PURCHASES        FROM        APPRECIATION       VALUE      DIVIDEND     GAIN
       FUND                 10/31/05      AT COST         SALES      (DEPRECIATION)     01/31/06     INCOME     (LOSS)
       ----               -----------   -----------   ------------   --------------   -----------   --------   --------
Liquid Assets
Portfolio-Institutional
   Class                  $39,379,766   $23,945,365   $(37,729,550)       $--         $25,595,581   $303,409      $--
STIC Prime
Portfolio-Institutional
   Class                   39,379,766    23,945,365    (37,729,550)        --          25,595,581    304,815       --
                          -----------   -----------   ------------        ---         -----------   --------      ---
  TOTAL                   $78,759,532   $47,890,730   $(75,459,100)       $--         $51,191,162   $608,224      $--
                          ===========   ===========   ============        ===         ===========   ========      ===

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $56,618,062 and $115,322,700, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $221,997,395
Aggregate unrealized (depreciation) of investment securities    (41,032,115)
                                                               ------------
Net unrealized appreciation of investment securities           $180,965,280
                                                               ============

Cost of investments for tax purposes is $1,749,267,611.

                         AIM LARGE CAP BASIC VALUE FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2006


YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--



AIMinvestments.com              LCBV-QTR-1 1/06             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                            SHARES      VALUE
                                                           -------   -----------
DOMESTIC COMMON STOCKS--87.53%

ADVERTISING--3.83%
Interpublic Group of Cos., Inc. (The)                (a)   562,200   $ 5,678,220
Omnicom Group Inc.                                         120,600     9,863,874
                                                                     -----------
                                                                      15,542,094
                                                                     ===========
AEROSPACE & DEFENSE--1.34%
Honeywell International Inc.                               141,300     5,428,746

ALUMINUM--1.17%
Alcoa Inc.                                                 150,500     4,740,750

APPAREL RETAIL--1.60%
Gap, Inc. (The)                                            358,700     6,488,883

ASSET MANAGEMENT & CUSTODY BANKS--1.81%
Bank of New York Co., Inc. (The)                           230,600     7,335,386

BREWERS--1.58%
Molson Coors Brewing Co.-Class B                           102,497     6,406,062

BUILDING PRODUCTS--1.50%
Masco Corp.                                                206,200     6,113,830

CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS--0.76%
Deere & Co.                                                 42,800     3,071,328

DATA PROCESSING & OUTSOURCED SERVICES--5.21%
Ceridian Corp.                                       (a)   255,700     6,310,676
First Data Corp.                                           329,700    14,869,470
                                                                     -----------
                                                                      21,180,146
                                                                     ===========
DIVERSIFIED CHEMICALS--0.51%
Dow Chemical Co. (The)                                      48,600     2,055,780

DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--2.01%
Cendant Corp.                                              488,912     8,184,387

                                                            SHARES      VALUE
                                                           -------   -----------
ENVIRONMENTAL & FACILITIES SERVICES--2.58%
Waste Management, Inc.                                     331,550   $10,470,349

FOOD RETAIL--2.97%
Kroger Co. (The)                                     (a)   355,600     6,543,040
Safeway Inc.                                               235,800     5,527,152
                                                                     -----------
                                                                      12,070,192
                                                                     ===========
GENERAL MERCHANDISE STORES--1.98%
Target Corp.                                               146,600     8,026,350

HEALTH CARE DISTRIBUTORS--6.26%
Cardinal Health, Inc.                                      264,600    19,061,784
McKesson Corp.                                             120,360     6,379,080
                                                                     -----------
                                                                      25,440,864
                                                                     ===========
HEALTH CARE EQUIPMENT--1.32%
Baxter International Inc.                                  145,800     5,372,730

HEALTH CARE FACILITIES--1.78%
HCA Inc.                                                   147,400     7,234,392

INDUSTRIAL CONGLOMERATES--5.59%
General Electric Co.                                       225,500     7,385,125
Tyco International Ltd.                                    587,300    15,299,165
                                                                     -----------
                                                                      22,684,290
                                                                     ===========
INDUSTRIAL MACHINERY--1.69%
Illinois Tool Works Inc.                                    81,515     6,870,899

INVESTMENT BANKING & BROKERAGE--4.10%
Merrill Lynch & Co., Inc.                                  108,800     8,167,616
Morgan Stanley                                             138,000     8,480,100
                                                                     -----------
                                                                      16,647,716
                                                                     ===========
MANAGED HEALTH CARE--3.14%
WellPoint, Inc.                                      (a)   166,000    12,748,800

MOVIES & ENTERTAINMENT--1.95%
Walt Disney Co. (The)                                      313,100     7,924,561

MULTI-LINE INSURANCE--2.04%
Hartford Financial Services Group, Inc.
(The)                                                      100,600     8,272,338

OIL & GAS DRILLING--2.81%
Transocean Inc.                                      (a)   140,677    11,415,939

                                                           SHARES       VALUE
                                                          -------   ------------
OIL & GAS EQUIPMENT & SERVICES--7.43%
Halliburton Co.                                           225,100   $ 17,906,705
Schlumberger Ltd.                                          96,100     12,247,945
                                                                    ------------
                                                                      30,154,650
                                                                    ============
OTHER DIVERSIFIED FINANCIAL SERVICES--6.12%
Citigroup Inc.                                            241,619     11,254,613
JPMorgan Chase & Co.                                      342,356     13,608,651
                                                                    ------------
                                                                      24,863,264
                                                                    ============
PACKAGED FOODS & MEATS--1.08%
Kraft Foods Inc.-Class A                                  149,300      4,395,392

PHARMACEUTICALS--4.69%
Pfizer Inc.                                               301,700      7,747,656
Wyeth                                                     244,322     11,299,892
                                                                    ------------
                                                                      19,047,548
                                                                    ============
PROPERTY & CASUALTY INSURANCE--2.40%
ACE Ltd.                                                  177,800      9,734,550

SYSTEMS SOFTWARE--2.41%
Computer Associates International, Inc.                   358,499      9,787,023

THRIFTS & MORTGAGE FINANCE--3.87%
Fannie Mae                                                208,300     12,068,902
Freddie Mac                                                54,000      3,664,440
                                                                    ------------
                                                                      15,733,342
                                                                    ============
Total Domestic Common Stocks (Cost $265,982,645)                     355,442,581
                                                                    ============

FOREIGN STOCKS & OTHER EQUITY INTERESTS--10.75%

FRANCE--3.24%
Sanofi-Aventis (Pharmaceuticals)                    (b)   143,452     13,148,929

JAPAN--1.96%
Sony Corp.-ADR (Consumer Electronics)                     162,700      7,956,030

MEXICO--2.40%
CEMEX, S.A. de C.V.-ADR (Construction Materials)          147,500      9,732,050

                                                        SHARES         VALUE
                                                       ---------   ------------
NETHERLANDS--3.15%
Koninklijke (Royal) Philips Electronics
   N.V.-New York Shares (Consumer Electronics)           191,970   $  6,463,630
Unilever N.V. (Packaged Foods & Meats)           (b)      90,300      6,338,578
                                                                   ------------
                                                                     12,802,208
                                                                   ============
Total Foreign Stocks & Other Equity
Interests (Cost $33,341,909)                                         43,639,217

MONEY MARKET FUNDS--1.79%
Liquid Assets Portfolio-Institutional Class      (c)   3,627,045      3,627,045
STIC Prime Portfolio-Institutional Class         (c)   3,627,045      3,627,045
                                                                   ------------
Total Money Market Funds (Cost $7,254,090)                            7,254,090
                                                                   ============
TOTAL INVESTMENTS--100.07% (Cost $306,578,644)                      406,335,888
                                                                   ============
OTHER ASSETS LESS LIABILITIES--(0.07%)                                 (266,956)
                                                                   ============
NET ASSETS--100.00%                                                $406,068,932
                                                                   ============

Investment Abbreviations:

ADR  American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $19,487,507, which represented 4.80% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

                                                             CHANGE IN
                                                            UNREALIZED                             REALIZED
                   VALUE      PURCHASES      PROCEEDS      APPRECIATION       VALUE     DIVIDEND     GAIN
FUND             10/31/05      AT COST      FROM SALES    (DEPRECIATION)    01/31/06     INCOME     (LOSS)
----            ----------   -----------   ------------   --------------   ----------   --------   --------
Liquid Assets
Portfolio-
Institutional
Class           $3,993,056   $ 8,117,536   $ (8,483,547)        $--        $3,627,045    $26,933      $--
STIC Prime
Portfolio-
Institutional
Class            3,993,056     8,117,536     (8,483,547)         --         3,627,045     27,053       --
                ----------   -----------   ------------         ---        ----------    -------      ---
   TOTAL        $7,986,112   $16,235,072   $(16,967,094)        $--        $7,254,090    $53,986      $--
                ==========   ===========   ============         ===        ==========    =======      ===

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $15,983,399 and $26,548,313, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the three months ended.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $108,691,772
Aggregate unrealized (depreciation) of investment securities    (10,747,564)
                                                               ------------
Net unrealized appreciation of investment securities           $ 97,944,208
                                                               ============

Cost of investments for tax purposes is $308,391,680.

                           AIM LARGE CAP GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2006


 YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMInvestments.com              LCG-QTR-1 1/06              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                                                 SHARES                           VALUE
-------------------------------------------------------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--88.41%

AEROSPACE & DEFENSE--5.53%

Boeing Co. (The)                                                                181,600                           $ 12,405,096
-------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                           76,400                              8,889,904
-------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                           253,100                             17,122,215
-------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                       207,800                             10,379,610
===============================================================================================================================
                                                                                                                    48,796,825
===============================================================================================================================

APPLICATION SOFTWARE--1.91%

Autodesk, Inc.                                        (a)                       261,500                             10,614,285
-------------------------------------------------------------------------------------------------------------------------------
Intuit Inc.                                           (a)                       120,000                              6,279,600
===============================================================================================================================
                                                                                                                    16,893,885
===============================================================================================================================

BIOTECHNOLOGY--4.59%

Amgen Inc.                                            (a)                       275,100                             20,052,039
-------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                                       (a)                        99,000                              8,506,080
-------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                 (a)                       196,000                             11,930,520
===============================================================================================================================
                                                                                                                    40,488,639
===============================================================================================================================

COMMUNICATIONS EQUIPMENT--5.12%

Cisco Systems, Inc.                                   (a)                       488,640                              9,074,045
-------------------------------------------------------------------------------------------------------------------------------
Harris Corp.                                                                    232,000                             10,771,760
-------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                1,118,100                             25,392,051
===============================================================================================================================
                                                                                                                    45,237,856
===============================================================================================================================

COMPUTER HARDWARE--5.58%

Apple Computer, Inc.                                  (a)                       391,100                             29,531,961
-------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                             (a)                       211,100                              6,187,341
-------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                             433,000                             13,500,940
===============================================================================================================================
                                                                                                                    49,220,242
===============================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.74%

Seagate Technology                                    (a)(b)                    251,000                              6,546,080
===============================================================================================================================

CONSTRUCTION & ENGINEERING--0.77%

McDermott International, Inc.                         (a)                       130,000                              6,760,000
===============================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.92%

Joy Global Inc.                                                                 150,000                              8,106,000
===============================================================================================================================

CONSUMER FINANCE--1.01%

SLM Corp.                                                                       160,100                              8,959,196
===============================================================================================================================


LCG-QTR-1                             F-1

                                                                                 SHARES                           VALUE
-------------------------------------------------------------------------------------------------------------------------------
DEPARTMENT STORES--2.86%

J.C. Penney Co., Inc.                                                           122,800                           $  6,852,240
-------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                 441,700                             18,427,724
===============================================================================================================================
                                                                                                                    25,279,964
===============================================================================================================================

DIVERSIFIED METALS & MINING--1.78%

Phelps Dodge Corp.                                                               98,000                             15,729,000
===============================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.75%

Agilent Technologies, Inc.                            (a)                       195,000                              6,612,450
===============================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.78%

Jabil Circuit, Inc.                                   (a)                       170,000                              6,868,000
===============================================================================================================================

HEALTH CARE DISTRIBUTORS--1.57%

AmerisourceBergen Corp.                                                         160,000                              6,982,400
-------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                  130,000                              6,890,000
===============================================================================================================================
                                                                                                                    13,872,400
===============================================================================================================================

HEALTH CARE EQUIPMENT--0.71%

Baxter International Inc.                                                       171,000                              6,301,350
===============================================================================================================================

HEALTH CARE SERVICES--2.47%

Caremark Rx, Inc.                                     (a)                       214,800                             10,589,640
-------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.                                 (a)                       122,800                             11,210,412
===============================================================================================================================
                                                                                                                    21,800,052
===============================================================================================================================

HEALTH CARE SUPPLIES--2.31%

Alcon, Inc.                                                                     159,222                             20,367,678
===============================================================================================================================

HOME IMPROVEMENT RETAIL--0.71%

Home Depot, Inc. (The)                                                          154,400                              6,260,920
===============================================================================================================================

HOUSEHOLD PRODUCTS--1.00%

Procter & Gamble Co. (The)                                                      149,000                              8,825,270
===============================================================================================================================

INTEGRATED OIL & GAS--1.05%

ConocoPhillips                                                                  143,300                              9,271,510
===============================================================================================================================

INTERNET SOFTWARE & SERVICES--2.11%

Google Inc.-Class A                                   (a)                        43,100                             18,673,075
===============================================================================================================================

INVESTMENT BANKING & BROKERAGE--5.77%

Bear Stearns Cos. Inc. (The)                                                     59,300                              7,499,078
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                 118,600                             16,752,250
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                   147,800                             20,758,510
-------------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                                                    400,000                              5,916,000
===============================================================================================================================
                                                                                                                    50,925,838
===============================================================================================================================

IT CONSULTING & OTHER SERVICES--0.76%

Accenture Ltd.-Class A                                                          212,000                              6,684,360
===============================================================================================================================


LCG-QTR-1                             F-2


                                                                                 SHARES                           VALUE
-------------------------------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE--2.78%

MetLife, Inc.                                                                   186,200                           $  9,339,792
-------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                      202,000                             15,218,680
===============================================================================================================================
                                                                                                                    24,558,472
===============================================================================================================================

MANAGED HEALTH CARE--9.26%

Aetna Inc.                                                                      245,600                             23,774,080
-------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                     108,400                             13,181,440
-------------------------------------------------------------------------------------------------------------------------------
Health Net, Inc.                                      (a)                       135,000                              6,664,950
-------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                         528,800                             31,421,296
-------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.                                       (a)                        87,700                              6,735,360
===============================================================================================================================
                                                                                                                    81,777,126
===============================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.44%

Apache Corp.                                                                     99,000                              7,477,470
-------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                              206,300                             14,071,723
===============================================================================================================================
                                                                                                                    21,549,193
===============================================================================================================================

OIL & GAS REFINING & MARKETING --2.22%

Valero Energy Corp.                                                             314,391                             19,627,430
===============================================================================================================================

PHARMACEUTICALS--3.13%

Allergan, Inc.                                                                   89,000                             10,359,600
-------------------------------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.                             (a)                       114,000                              7,476,120
-------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                               170,000                              9,781,800
===============================================================================================================================
                                                                                                                    27,617,520
===============================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.75%

Chubb Corp. (The)                                                                70,300                              6,632,805
===============================================================================================================================

RAILROADS--2.59%

Burlington Northern Santa Fe Corp.                                              285,800                             22,898,296
===============================================================================================================================

RESTAURANTS--1.68%

Darden Restaurants, Inc.                                                        201,400                              8,188,924
-------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                               134,000                              6,628,980
===============================================================================================================================
                                                                                                                    14,817,904
===============================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.89%

Lam Research Corp.                                    (a)                       170,000                              7,893,100
-------------------------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS--7.99%

Broadcom Corp.-Class A                                (a)                       188,000                             12,821,600
-------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc.-Class A                 (a)(b)                    260,000                              6,541,600
-------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.                         (a)                       201,000                             13,752,420
-------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                    546,300                             15,411,123
-------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.                                          (a)                       170,000                              7,643,200
-------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                          490,500                             14,337,315
===============================================================================================================================
                                                                                                                    70,507,258
===============================================================================================================================

SOFT DRINKS--1.01%

PepsiCo, Inc.                                                                   156,000                              8,920,080
===============================================================================================================================


LCG-QTR-1                             F-3

                                                                                 SHARES                           VALUE
-------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCE--0.79%

CIT Group Inc.                                                                  130,000                           $  6,934,200
===============================================================================================================================

SYSTEMS SOFTWARE--2.08%

Microsoft Corp.                                                                 425,080                             11,966,002
-------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.                                         (a)                       221,000                              6,397,950
===============================================================================================================================
                                                                                                                    18,363,952
===============================================================================================================================

Total Domestic Common Stocks (Cost $600,968,086)                                                                   780,577,926
===============================================================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--10.99%

BRAZIL--1.40%

Unibanco-Uniao de Bancos Brasileiros S.A.-ADR
(Diversified Banks)                                   (a)                       147,000                             12,380,340
===============================================================================================================================

FINLAND --0.73%

Nokia Oyj-ADR (Communications Equipment)                                        350,000                              6,433,000
===============================================================================================================================

JAPAN--2.29%

Komatsu Ltd. (Construction & Farm Machinery &
Heavy Trucks)                                         (c)                       576,000                             10,610,666
-------------------------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd. (Consumer    (c)
Electronics)                                                                    443,000                              9,637,520
===============================================================================================================================
                                                                                                                    20,248,186
===============================================================================================================================

MEXICO--1.94%

America Movil S.A. de C.V.-Series L-ADR (Wireless
Telecommunication Services)                                                     308,000                             10,388,840
-------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A.-ADR (Broadcasting & Cable TV)                               80,000                              6,684,000
===============================================================================================================================
                                                                                                                    17,072,840
===============================================================================================================================

SOUTH KOREA--0.97%

Kookmin Bank (Diversified Banks)                      (c)                       107,000                              8,526,240
===============================================================================================================================

SWITZERLAND--2.94%

ABB Ltd. (Heavy Electrical Equipment)                 (a)(c)                    972,000                             10,601,396
-------------------------------------------------------------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)                                             155,000                              8,549,800
-------------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                                             43,000                              6,794,962
===============================================================================================================================
                                                                                                                    25,946,158
===============================================================================================================================

UNITED KINGDOM--0.72%

AstraZeneca PLC-ADR (Pharmaceuticals)                                           131,000                              6,371,840
===============================================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $80,428,010)                                                                                                  96,978,604
===============================================================================================================================


LCG-QTR-1                             F-4

                                                                                 SHARES                           VALUE
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--0.58%

Liquid Assets Portfolio-Institutional Class           (d)                     2,539,607                           $  2,539,607
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class              (d)                     2,539,607                              2,539,607
===============================================================================================================================

Total Money Market Funds (Cost $5,079,214)                                                                           5,079,214
===============================================================================================================================

TOTAL INVESTMENTS--99.98% (excluding investments
purchased with cash collateral from securities
loaned) (Cost $686,475,310)                                                                                        882,635,744
===============================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED

MONEY MARKET FUNDS--0.57%

STIC Prime Portfolio-Institutional Class              (d)(e)                  5,070,188                              5,070,188
===============================================================================================================================

Total Money Market Funds (purchased with cash collateral from
securities loaned) (Cost $5,070,188)                                                                                 5,070,188
===============================================================================================================================

TOTAL INVESTMENTS--100.55%  (Cost $691,545,498)                                                                    887,705,932
===============================================================================================================================

OTHER ASSETS LESS LIABILITIES--(0.55%)                                                                             (4,842,074)
===============================================================================================================================

NET ASSETS--100.00%                                                                                               $882,863,858
===============================================================================================================================


Investment Abbreviations:

ADR                        American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $39,375,822, which represented 4.46% of the Fund's Net Assets. See Note 2.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.


LCG-QTR-1                             F-5

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


LCG-QTR-1                             F-6

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


LCG-QTR-1                             F-7

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           CHANGE IN
                                                            PROCEEDS       UNREALIZED
                                VALUE        PURCHASES        FROM        APPRECIATION      VALUE         DIVIDEND       REALIZED
        FUND                  10/31/05        AT COST         SALES      (DEPRECIATION)    01/31/06        INCOME       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                       $  9,209,656   $ 20,149,596   $(26,819,645)   $         --   $  2,539,607   $     58,786   $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                          9,209,656     20,149,596    (26,819,645)             --      2,539,607         59,122             --
===================================================================================================================================
   Subtotal                 $ 18,419,312   $ 40,299,192   $(53,639,290)   $         --   $  5,079,214   $    117,908   $         --
===================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           CHANGE IN
                                                            PROCEEDS       UNREALIZED
                                VALUE       PURCHASES         FROM        APPRECIATION      VALUE        DIVIDEND        REALIZED
       FUND                   10/31/05       AT COST          SALES      (DEPRECIATION)    01/31/06       INCOME*       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                       $ 26,223,050   $ 83,158,178   $(104,311,040)  $         --   $  5,070,188   $      4,933   $         --
===================================================================================================================================
   Total                    $ 44,642,362   $123,457,370   $(157,950,330)  $         --   $ 10,149,402   $    122,841   $         --
===================================================================================================================================

* Net of compensation to counterparties.


LCG-QTR-1                             F-8

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At January 31, 2006, securities with an aggregate value of $5,032,844 were on loan to brokers. The loans were secured by cash collateral of $5,070,188 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $4,933 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $168,844,856 and $159,284,030, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities                $    196,800,184
-------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                    (6,467,591)
===========================================================================================
Net unrealized appreciation of investment securities                      $    190,332,593
===========================================================================================
Cost of investments for tax purposes is $697,373,339.


LCG-QTR-1                             F-9

                           AIM MID CAP GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2006




YOUR GOALS.  OUR SOLUTIONS.                   [AIM INVESTMENT LOGO APPEARS HERE]
--Registered Trademark--                         --Registered Trademark--


AIMinvestments.com              MCG-QTR-1 1/06            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                                SHARES        VALUE
                                                              ---------   ------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--98.13%
ADVERTISING--2.48%
Clear Channel Outdoor Holdings, Inc.-Class A   (a)               92,363   $  1,842,642
Omnicom Group Inc.                                               11,352        928,480
R.H. Donnelley Corp.                           (a)               29,858      1,959,282
                                                                          ------------
                                                                             4,730,404
                                                                          ============
AGRICULTURAL PRODUCTS--1.25%
Archer-Daniels-Midland Co.                                       75,618      2,381,967

AIR FREIGHT & LOGISTICS--1.31%
Robinson (C.H.) Worldwide, Inc.                                  62,000      2,508,520

APPAREL RETAIL--2.00%
Abercrombie & Fitch Co.-Class A                                  29,299      1,945,161
Chico's FAS, Inc.                              (a)               20,000        871,200
Urban Outfitters, Inc.                         (a)               37,000      1,010,470
                                                                          ------------
                                                                             3,826,831
                                                                          ============
APPAREL, ACCESSORIES & LUXURY GOODS--2.52%
Coach, Inc.                                    (a)               55,455      1,993,607
Polo Ralph Lauren Corp.                                          50,000      2,832,000
                                                                          ------------
                                                                             4,825,607
                                                                          ============
APPLICATION SOFTWARE--5.01%
Amdocs Ltd.                                    (a)               70,263      2,262,469
Business Objects S.A.-ADR (France)             (a)               24,891      1,032,976
Cadence Design Systems, Inc.                   (a)               50,105        884,854
Citrix Systems, Inc.                           (a)               61,532      1,897,647
Synopsys, Inc.                                 (a)               94,196      2,082,674
TIBCO Software Inc.                            (a)              176,962      1,413,926
                                                                          ------------
                                                                             9,574,546
                                                                          ============
ASSET MANAGEMENT & CUSTODY BANKS--1.22%
Legg Mason, Inc.                                                 18,000      2,334,600

                                                                SHARES        VALUE
                                                              ---------   ------------
BIOTECHNOLOGY--1.49%
Celgene Corp.                                  (a)               14,000   $    996,100
Cephalon, Inc.                                 (a)               13,387        949,004
CV Therapeutics, Inc.                          (a)               36,531        899,028
                                                                          ------------
                                                                             2,844,132
                                                                          ============
BROADCASTING & CABLE TV--0.98%
Univision Communications Inc.-Class A          (a)               58,900      1,875,376

CASINOS & GAMING--2.07%
Scientific Games Corp.-Class A                 (a)               65,070      2,085,493
Station Casinos, Inc.                                            28,000      1,871,800
                                                                          ------------
                                                                             3,957,293
                                                                          ============
COAL & CONSUMABLE FUELS--0.55%
Aventine Renewable Energy Holdings, Inc.
(Acquired 12/12/05; Cost $911,300)             (a)(b)(c)         70,100      1,051,500

COMMUNICATIONS EQUIPMENT--0.93%
Comverse Technology, Inc.                      (a)               65,000      1,780,350

COMPUTER HARDWARE--0.81%
Palm, Inc.                                     (a)(d)            39,185      1,547,024

COMPUTER STORAGE & PERIPHERALS--1.50%
Emulex Corp.                                   (a)               51,499        945,007
QLogic Corp.                                   (a)               48,241      1,913,720
                                                                          ------------
                                                                             2,858,727
                                                                          ============
CONSTRUCTION & ENGINEERING--1.68%
Chicago Bridge & Iron Co.-New York Shares                        76,909      2,372,643
Foster Wheeler Ltd.                            (a)               16,961        835,329
                                                                          ------------
                                                                             3,207,972
                                                                          ============
CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--1.32%
Cummins Inc.                                                     10,103        983,022
Joy Global Inc.                                                  28,491      1,539,654
                                                                          ------------
                                                                             2,522,676
                                                                          ============
CONSUMER ELECTRONICS--1.00%
Harman International Industries, Inc.                            17,323      1,905,530

CONSUMER FINANCE--1.32%
AmeriCredit Corp.                              (a)               87,419      2,514,170

                                                                SHARES        VALUE
                                                              ---------   ------------
DATA PROCESSING & OUTSOURCED SERVICES--1.32%
Alliance Data Systems Corp.                    (a)               59,701   $  2,522,367

DEPARTMENT STORES--1.16%
Nordstrom, Inc.                                                  53,000      2,211,160

DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--2.20%
ChoicePoint Inc.                               (a)               22,412        921,581
Corrections Corp. of America                   (a)               50,000      2,122,500
Global Cash Access, Inc.                       (a)               14,696        227,200
IHS Inc.-Class A                               (a)               38,109        924,524
                                                                          ------------
                                                                             4,195,805
                                                                          ============
DIVERSIFIED METALS & MINING--1.15%
Phelps Dodge Corp.                                               13,739      2,205,109

DRUG RETAIL--1.07%
Shoppers Drug Mart Corp. (Canada)                                55,000      2,048,949

ELECTRICAL COMPONENTS & EQUIPMENT--1.14%
Cooper Industries, Ltd.-Class A                                  26,700      2,180,055

ELECTRONIC EQUIPMENT MANUFACTURERS--1.16%
Amphenol Corp.-Class A                                           43,607      2,216,544

ELECTRONIC MANUFACTURING SERVICES--0.70%
Molex Inc.                                                       25,689        777,092
Molex Inc.-Class A                                               20,183        557,656
                                                                          ------------
                                                                             1,334,748
                                                                          ============
HEALTH CARE DISTRIBUTORS--1.04%
Schein (Henry), Inc..                          (a)               42,612      1,987,424

HEALTH CARE EQUIPMENT--3.51%
Hologic, Inc.                                  (a)               12,000        617,520
Kyphon Inc.                                    (a)               22,000        914,540
PerkinElmer, Inc.                                                80,000      1,819,200
Thermo Electron Corp.                          (a)               56,591      1,903,721
Varian Medical Systems, Inc.                   (a)               24,000      1,445,040
                                                                          ------------
                                                                             6,700,021
                                                                          ============
HEALTH CARE FACILITIES--1.72%
Community Health Systems, Inc.                 (a)               48,643      1,770,119
Psychiatric Solutions, Inc.                    (a)               46,000      1,517,540
                                                                          ------------
                                                                             3,287,659
                                                                          ============

                                                                SHARES        VALUE
                                                              ---------   ------------
HEALTH CARE SERVICES--3.29%
DaVita, Inc.                                   (a)               34,000   $  1,861,500
Express Scripts, Inc.                          (a)               10,754        981,733
Omnicare, Inc.                                                   36,000      1,789,200
Pharmaceutical Product Development, Inc.                         24,000      1,660,320
                                                                          ------------
                                                                             6,292,753
                                                                          ============
HOTELS, RESORTS & CRUISE LINES--2.05%
Hilton Hotels Corp.                                              84,149      2,097,835
Starwood Hotels & Resorts Worldwide, Inc.      (e)               30,000      1,824,300
                                                                          ------------
                                                                             3,922,135
                                                                          ============
HOUSEWARES & SPECIALTIES--0.71%
Jarden Corp.                                   (a)               55,304      1,362,691

INDUSTRIAL MACHINERY--0.97%
ITT Industries, Inc.                                             17,993      1,844,282

INSURANCE BROKERS--0.65%
National Financial Partners Corp.                                23,337      1,248,763

INTEGRATED OIL & GAS--1.37%
CNX Gas Corp. (Acquired 08/01/05;
   Cost $496,000)                              (a)(b)            31,000        745,860
Murphy Oil Corp.                                                 33,000      1,881,000
                                                                          ------------
                                                                             2,626,860
                                                                          ============
INTEGRATED TELECOMMUNICATION SERVICES--1.03%
Qwest Communications International Inc.                         326,544      1,965,795

INTERNET SOFTWARE & SERVICES--0.87%
Websense, Inc.                                 (a)               25,261      1,665,458

INVESTMENT BANKING & BROKERAGE--0.91%
Schwab (Charles) Corp. (The)                                    117,341      1,735,473

IT CONSULTING & OTHER SERVICES--1.12%
Cognizant Technology Solutions Corp.-Class A   (a)               41,000      2,147,170

MANAGED HEALTH CARE--3.59%
Aveta, Inc. (Acquired 12/21/05;
   Cost $1,647,000)                            (a)(b)(c)(f)     122,000      1,647,000
CIGNA Corp.                                                      15,756      1,915,930
Coventry Health Care, Inc.                     (a)               32,394      1,929,711
Humana Inc.                                    (a)               24,642      1,374,284
                                                                          ------------
                                                                             6,866,925
                                                                          ============

                                                                SHARES        VALUE
                                                              ---------   ------------
OIL & GAS DRILLING--3.25%
Nabors Industries Ltd.                         (a)               24,000   $  1,950,000
Noble Corp.                                                      28,000      2,252,320
Todco-Class A                                                    45,000      2,007,000
                                                                          ------------
                                                                             6,209,320
                                                                          ============
OIL & GAS EQUIPMENT & SERVICES--3.83%
Grant Prideco, Inc.                            (a)               44,919      2,249,993
National-Oilwell Varco Inc.                    (a)               36,000      2,738,520
Weatherford International Ltd.                 (a)               52,000      2,328,560
                                                                          ------------
                                                                             7,317,073
                                                                          ============
OIL & GAS EXPLORATION & PRODUCTION--3.41%
Rosetta Resources, Inc. (Acquired 06/28/05;
   Cost $1,827,200)                            (a)(b)(c)        114,200      2,055,600
Southwestern Energy Co.                        (a)               57,000      2,458,980
Ultra Petroleum Corp.                          (a)               29,000      1,994,910
                                                                          ------------
                                                                             6,509,490
                                                                          ============
OIL & GAS REFINING & MARKETING --0.80%
Tesoro Corp.                                                     21,128      1,531,146

OIL & GAS STORAGE & TRANSPORTATION--1.06%
Williams Cos., Inc. (The)                                        85,000      2,026,400

PAPER PACKAGING--0.67%
Smurfit-Stone Container Corp.                  (a)              100,829      1,289,603

PHARMACEUTICALS--1.63%
Endo Pharmaceuticals Holdings Inc.             (a)               51,108      1,466,800
Shire PLC-ADR                                                    34,000      1,657,500
                                                                          ------------
                                                                             3,124,300
                                                                          ============
REAL ESTATE--1.33%
Friedman, Billings, Ramsey Group, Inc.
   -Class A                                    (d)              129,935      1,504,647
People's Choice Financial Corp. (Acquired
   12/21/04; Cost $1,897,000)                  (b)(c)           189,700      1,043,350
                                                                          ------------
                                                                             2,547,997
                                                                          ============
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.26%
CB Richard Ellis Group, Inc.-Class A           (a)               38,000      2,398,560

REGIONAL BANKS--1.65%
Centennial Bank Holdings, Inc. (Acquired
   12/27/04; Cost $1,653,750)                  (a)(b)(f)        157,500      1,948,275
Signature Bank                                 (a)               39,600      1,205,820
                                                                          ------------
                                                                             3,154,095
                                                                          ============

                                                                SHARES        VALUE
                                                              ---------   ------------
SEMICONDUCTOR EQUIPMENT--0.82%
ASML Holding N.V.-New York Shares
   (Netherlands)                               (a)               69,275   $  1,564,922

SEMICONDUCTORS--7.15%
Analog Devices, Inc.                                             50,000      1,988,500
ATI Technologies Inc. (Canada)                 (a)               62,629      1,117,928
Integrated Device Technology, Inc.             (a)              141,501      1,965,449
Intersil Corp.-Class A                                           61,441      1,785,475
Marvell Technology Group Ltd.                  (a)               23,002      1,573,797
Microchip Technology Inc.                                        53,875      2,020,851
National Semiconductor Corp.                                     78,800      2,222,948
Spansion Inc.-Class A                          (a)               76,700        997,100
                                                                          ------------
                                                                            13,672,048
                                                                          ============
SOFT DRINKS--0.52%
Hansen Natural Corp.                           (a)               11,421      1,002,764

SPECIALIZED FINANCE--1.13%
Chicago Mercantile Exchange Holdings Inc.                         5,108      2,161,961

SPECIALTY STORES--1.94%
Office Depot, Inc.                             (a)               62,000      2,055,300
Staples, Inc.                                                    70,000      1,659,700
                                                                          ------------
                                                                             3,715,000
                                                                          ============
SYSTEMS SOFTWARE--0.71%
Red Hat, Inc.                                  (a)(d)            46,868      1,356,829

TRADING COMPANIES & DISTRIBUTORS--0.53%
WESCO International, Inc.                      (a)               20,977      1,005,428

WIRELESS TELECOMMUNICATION SERVICES--4.27%
American Tower Corp.-Class A                   (a)              130,077      4,024,582
Leap Wireless International, Inc.              (a)               53,207      1,968,659
NII Holdings Inc.                              (a)               43,896      2,171,096
                                                                          ------------
                                                                             8,164,337
                                                                          ============
Total Common Stocks & Other Equity Interests
   (Cost $143,802,336)                                                     187,566,644

                                                                SHARES        VALUE
                                                              ---------   ------------
MONEY MARKET FUNDS--2.44%
Liquid Assets Portfolio-Institutional Class    (g)            2,327,340   $  2,327,340
STIC Prime Portfolio-Institutional Class       (g)            2,327,340      2,327,340
                                                                          ============
Total Money Market Funds (Cost $4,654,680)                                   4,654,680
                                                                          ============
TOTAL INVESTMENTS--100.57% (excluding
   investments purchased with cash
   collateral from securities loaned)
   (Cost $148,457,016)                                                     192,221,324

INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES LOANED
MONEY MARKET FUNDS--1.73%
Liquid Assets Portfolio-Institutional Class    (g)(h)         3,314,405      3,314,405

Total Money Market Funds (purchased with
   cash collateral from securities loaned)
   (Cost $3,314,405)                                                         3,314,405

TOTAL INVESTMENTS--102.30%
   (Cost $151,771,421)                                                     195,535,729

OTHER ASSETS LESS LIABILITIES--(2.30%)                                      (4,398,863)
                                                                          ============
NET ASSETS--100.00%                                                       $191,136,866
                                                                          ============

Investment Abbreviations:

ADR  American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2006 was $8,491,585, which represented 4.04% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2006 was $5,797,450, which represented 3.03% of the Fund's Net Assets.

(d) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(e)  Each unit represents one common share and one Class B share.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2006 was $3,595,275, which represented 1.88% of the Fund's Net Assets. See Note 1A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED                             REALIZED
                                VALUE      PURCHASES      PROCEEDS      APPRECIATION       VALUE     DIVIDEND     GAIN
FUND                          10/31/05      AT COST      FROM SALES    (DEPRECIATION)    01/31/06     INCOME     (LOSS)
----                         ----------   -----------   ------------   --------------   ----------   --------   --------
Liquid Assets
   Portfolio-Institutional
   Class                     $2,840,496   $ 9,171,523   $ (9,684,679)        $--        $2,327,340    $34,630      $--
STIC Prime
   Portfolio-Institutional
   Class                      2,840,496     9,171,523     (9,684,679)         --         2,327,340     34,816       --
                             ----------   -----------   ------------         ---        ----------    -------      ---
      SUBTOTAL               $5,680,992   $18,343,046   $(19,369,358)        $--        $4,654,680    $69,446      $--
                             ==========   ===========   ============         ===        ==========    =======      ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED                             REALIZED
                                VALUE      PURCHASES      PROCEEDS      APPRECIATION       VALUE     DIVIDEND     GAIN
FUND                          10/31/05      AT COST      FROM SALES    (DEPRECIATION)    01/31/06     INCOME*    (LOSS)
----                         ----------   -----------   ------------   --------------   ----------   --------   --------
Liquid Assets Portfolio-
   Institutional Class       $4,053,350   $ 9,655,480   $(10,394,425)        $--        $3,314,405    $ 4,843      $--
                             ----------   -----------   ------------         ---        ----------    -------      ---
   TOTAL                     $9,734,342   $27,998,526   $(29,763,783)        $--        $7,969,085    $74,289      $--
                             ==========   ===========   ============         ===        ==========    =======      ===

*    Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At January 31, 2006, securities with an aggregate value of $3,259,609 were on loan to brokers. The loans were secured by cash collateral of $3,314,405 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $4,843 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $62,127,462 and $64,125,759, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $45,036,796
Aggregate unrealized (depreciation) of investment securities    (1,349,790)
Net unrealized appreciation of investment securities           $43,687,006
Cost of investments for tax purposes is $151,848,723.

                           AIM SELECT BASIC VALUE FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2006


YOUR GOALS. OUR SOLUTIONS.                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              SBV-QTR-1 1/06              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)

                                                                               SHARES                                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--99.42%

ADVERTISING--4.38%

Interpublic Group of Cos., Inc. (The)           (a)                             2,500                                    $ 25,250
----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                500                                      40,895
==================================================================================================================================
                                                                                                                           66,145
==================================================================================================================================

APPAREL RETAIL--2.45%

Gap, Inc. (The)                                                                 2,050                                      37,084
==================================================================================================================================

BREWERS--1.34%

Molson Coors Brewing Co.-Class B                                                  325                                      20,312
==================================================================================================================================

BUILDING PRODUCTS--1.79%

American Standard Cos. Inc.                                                       750                                      27,000
==================================================================================================================================

CONSTRUCTION MATERIALS--2.35%

CEMEX S.A. de C.V.-ADR (Mexico)                                                   538                                      35,497
==================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--3.28%

First Data Corp.                                                                1,100                                      49,610
==================================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.67%

Cendant Corp.                                                                   2,412                                      40,377
==================================================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--2.93%

Waste Management, Inc.                                                          1,400                                      44,212
==================================================================================================================================

FOOD RETAIL--3.25%

Kroger Co. (The)                                (a)                             1,650                                      30,360
----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                                                      800                                      18,752
==================================================================================================================================
                                                                                                                           49,112
==================================================================================================================================

GENERAL MERCHANDISE STORES--2.17%

Target Corp.                                                                      600                                      32,850
==================================================================================================================================

HEALTH CARE DISTRIBUTORS--8.40%

Cardinal Health, Inc.                                                           1,400                                     100,856
----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                    490                                      25,970
==================================================================================================================================
                                                                                                                          126,826
==================================================================================================================================

HEALTH CARE EQUIPMENT--2.39%

Waters Corp.                                    (a)                               860                                      36,077
==================================================================================================================================

INDUSTRIAL CONGLOMERATES--3.62%

Tyco International Ltd.                                                         2,100                                      54,705
==================================================================================================================================


SBV-QTR-1                             F-1

                                                                               SHARES                                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--3.98%

Merrill Lynch & Co., Inc.                                                         800                                    $ 60,056
==================================================================================================================================

LEISURE PRODUCTS--2.21%

Brunswick Corp.                                                                   888                                      33,380
==================================================================================================================================

MANAGED HEALTH CARE--4.27%

WellPoint, Inc.                                 (a)                               840                                      64,512
==================================================================================================================================

OIL & GAS DRILLING--7.69%

Pride International, Inc.                       (a)                             1,450                                      51,200
----------------------------------------------------------------------------------------------------------------------------------
Transocean Inc.                                 (a)                               800                                      64,920
==================================================================================================================================
                                                                                                                          116,120
==================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.67%

Weatherford International Ltd.                  (a)                               900                                      40,302
==================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--7.27%

Citigroup Inc.                                                                  1,100                                      51,238
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                            1,475                                      58,631
==================================================================================================================================
                                                                                                                          109,869
==================================================================================================================================

PHARMACEUTICALS--9.06%

Pfizer Inc.                                                                     1,300                                      33,384
----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)                         (b)                               687                                      62,971
----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                             875                                      40,469
==================================================================================================================================
                                                                                                                          136,824
==================================================================================================================================

PROPERTY & CASUALTY INSURANCE--3.08%

ACE Ltd.                                                                          850                                      46,538
==================================================================================================================================

SEMICONDUCTOR EQUIPMENT--4.78%

Brooks Automation, Inc.                         (a)                             2,939                                      49,552
----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                          (a)                               800                                      22,680
==================================================================================================================================
                                                                                                                           72,232
==================================================================================================================================

SPECIALIZED CONSUMER SERVICES--2.93%

Jackson Hewitt Tax Service Inc.                                                 1,750                                      44,205
==================================================================================================================================

SYSTEMS SOFTWARE--3.70%

Computer Associates International, Inc.                                         2,050                                      55,965
==================================================================================================================================

THRIFTS & MORTGAGE FINANCE--6.76%

Fannie Mae                                                                      1,000                                      57,940
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                       650                                      44,109
==================================================================================================================================
                                                                                                                          102,049
==================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $1,098,329)                                                          1,501,859
==================================================================================================================================

TOTAL INVESTMENTS--99.42%  (Cost $1,098,329)                                                                            1,501,859
==================================================================================================================================
OTHER ASSETS LESS LIABILITIES--0.58%                                                                                        8,720
==================================================================================================================================
NET ASSETS--100.00%                                                                                                    $1,510,579
==================================================================================================================================


SBV-QTR-1                             F-2

     Investment Abbreviations:

     ADR                        American Depositary Receipt

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at January 31, 2006 represented 4.17% of the Fund's Net Assets. See Note 1A.

     See accompanying notes which are an integral part of this schedule.


SBV-QTR-1                             F-3

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


SBV-QTR-1                             F-4

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $32,823 and $31,141, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

              UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                   $      448,466
------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                        (44,936)
============================================================================================================
Net unrealized appreciation of investment securities                                         $      403,530
============================================================================================================
Cost of investments is the same for tax and financial statement purposes.


SBV-QTR-1                             F-5

                              AIM WEINGARTEN FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2006


YOUR GOALS.  OUR SOLUTIONS.                   [AIM INVESTMENT LOGO APPEARS HERE]
--Registered Trademark--                         --Registered Trademark--


AIMinvestments.com                  WEI-QTR-1  1/06         A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)



                                                                      SHARES                      VALUE
--------------------------------------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--89.54%

AEROSPACE & DEFENSE--3.70%

Boeing Co. (The)                                                          575,000               $  39,278,250
--------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                    215,000                  25,017,400
--------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                 500,000                  24,975,000
==============================================================================================================
                                                                                                   89,270,650
==============================================================================================================

APPAREL RETAIL--1.50%

AnnTaylor Stores Corp.                        (a)                         375,000                  12,495,000
--------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.                             (a)                         545,000                  23,740,200
==============================================================================================================
                                                                                                   36,235,200
==============================================================================================================

APPLICATION SOFTWARE--2.50%

Amdocs Ltd.                                   (a)                       1,550,000                  49,910,000
--------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.                      (a)                         300,000                  10,323,000
==============================================================================================================
                                                                                                   60,233,000
==============================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.99%

Legg Mason, Inc.                                                          185,000                  23,994,500
==============================================================================================================

BIOTECHNOLOGY--3.67%

Amgen Inc.                                    (a)                         464,000                  33,820,960
--------------------------------------------------------------------------------------------------------------
Genzyme Corp.                                 (a)                         170,000                  12,059,800
--------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                         (a)                         700,000                  42,609,000
==============================================================================================================
                                                                                                   88,489,760
==============================================================================================================

COMMUNICATIONS EQUIPMENT--5.17%

Cisco Systems, Inc.                           (a)                       2,300,000                  42,711,000
--------------------------------------------------------------------------------------------------------------
Harris Corp.                                                              400,000                  18,572,000
--------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                           1,325,000                  63,547,000
==============================================================================================================
                                                                                                  124,830,000
==============================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.53%

Best Buy Co., Inc.                                                        250,000                  12,665,000
==============================================================================================================

COMPUTER HARDWARE--3.26%

Apple Computer, Inc.                          (a)                         800,000                  60,408,000
--------------------------------------------------------------------------------------------------------------
Dell Inc.                                     (a)                         625,000                  18,318,750
==============================================================================================================
                                                                                                   78,726,750
==============================================================================================================


WEI-QTR-1                             F-1


                                                                      SHARES                      VALUE
--------------------------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--1.61%

EMC Corp.                                     (a)                       2,900,000               $  38,860,000
==============================================================================================================

CONSUMER FINANCE--0.50%

American Express Co.                                                      230,000                  12,063,500
==============================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.78%

Electronic Data Systems Corp.                                             750,000                  18,892,500
==============================================================================================================

DEPARTMENT STORES--3.10%

Federated Department Stores, Inc.                                         350,000                  23,320,500
--------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                     325,000                  18,135,000
--------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                           800,000                  33,376,000
==============================================================================================================
                                                                                                   74,831,500
==============================================================================================================

DIVERSIFIED BANKS--0.73%

Bank of America Corp.                                                     400,000                  17,692,000
==============================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.06%

Emerson Electric Co.                                                      330,000                  25,558,500
==============================================================================================================

GENERAL MERCHANDISE STORES--0.91%

Target Corp.                                                              400,000                  21,900,000
==============================================================================================================

HEALTH CARE DISTRIBUTORS--0.75%

Cardinal Health, Inc.                                                     250,000                  18,010,000
==============================================================================================================

HEALTH CARE EQUIPMENT--0.62%

Varian Medical Systems, Inc.                  (a)                         250,000                  15,052,500
==============================================================================================================

HEALTH CARE SERVICES--1.97%

Caremark Rx, Inc.                             (a)                         625,000                  30,812,500
--------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                            337,477                  16,772,607
==============================================================================================================
                                                                                                   47,585,107
==============================================================================================================

HEALTH CARE SUPPLIES--1.86%

Alcon, Inc.                                                               350,000                  44,772,000
==============================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.91%

Electronic Arts Inc.                          (a)                         400,000                  21,832,000
==============================================================================================================

HOME IMPROVEMENT RETAIL--1.89%

Home Depot, Inc. (The)                                                  1,125,000                  45,618,750
==============================================================================================================


WEI-QTR-1                             F-2


                                                                      SHARES                      VALUE
--------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.68%

Procter & Gamble Co. (The)                                                682,500               $  40,424,475
==============================================================================================================

INDUSTRIAL CONGLOMERATES--1.66%

Textron Inc.                                                              475,000                  40,118,500
==============================================================================================================

INDUSTRIAL MACHINERY--1.98%

ITT Industries, Inc.                                                      225,000                  23,062,500
--------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                     325,000                  24,625,250
==============================================================================================================
                                                                                                   47,687,750
==============================================================================================================

INTEGRATED OIL & GAS--2.25%

ConocoPhillips                                                            350,000                  22,645,000
--------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                325,000                  31,755,750
==============================================================================================================
                                                                                                   54,400,750
==============================================================================================================

INTERNET RETAIL--1.63%

eBay Inc.                                     (a)                         912,920                  39,346,852
==============================================================================================================

INTERNET SOFTWARE & SERVICES--3.85%

Google Inc.-Class A                           (a)                         125,000                  54,156,250
--------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                   (a)                       1,125,000                  38,632,500
==============================================================================================================
                                                                                                   92,788,750
==============================================================================================================

INVESTMENT BANKING & BROKERAGE--5.43%

Goldman Sachs Group, Inc. (The)                                           450,000                  63,562,500
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                             275,000                  38,623,750
--------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                                            1,950,000                  28,840,500
==============================================================================================================
                                                                                                  131,026,750
==============================================================================================================

MANAGED HEALTH CARE--6.02%

Aetna Inc.                                                                775,000                  75,020,000
--------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                               275,000                  33,440,000
--------------------------------------------------------------------------------------------------------------
WellPoint, Inc.                               (a)                         480,000                  36,864,000
==============================================================================================================
                                                                                                  145,324,000
==============================================================================================================

MULTI-LINE INSURANCE--1.30%

Assurant, Inc.                                                            300,000                  13,776,000
--------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.
(The)                                                                     215,000                  17,679,450
==============================================================================================================
                                                                                                   31,455,450
==============================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.92%

BJ Services Co.                                                           800,000                  32,392,000
--------------------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc.                   (a)                         500,000                  38,035,000
==============================================================================================================
                                                                                                   70,427,000
==============================================================================================================


WEI-QTR-1                             F-3


                                                                      SHARES                      VALUE
--------------------------------------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING --1.55%

Valero Energy Corp.                                                       600,000               $  37,458,000
==============================================================================================================

PHARMACEUTICALS--2.71%

Allergan, Inc.                                (b)                         200,000                  23,280,000
--------------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.                     (a)                         185,000                  12,132,300
--------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                         520,000                  29,920,800
==============================================================================================================
                                                                                                   65,333,100
==============================================================================================================

PROPERTY & CASUALTY INSURANCE--0.97%

Allstate Corp. (The)                                                      450,000                  23,422,500
==============================================================================================================

RAILROADS--1.49%

Burlington Northern Santa Fe Corp.                                        450,000                  36,054,000
==============================================================================================================

RESTAURANTS--0.92%

YUM! Brands, Inc.                                                         450,000                  22,261,500
==============================================================================================================

SEMICONDUCTOR EQUIPMENT--0.81%

KLA-Tencor Corp.                                                          375,000                  19,492,500
==============================================================================================================

SEMICONDUCTORS--7.89%

Analog Devices, Inc.                                                    1,700,000                  67,609,000
--------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc.-Class B         (a)                       1,350,000                  34,087,500
--------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.                 (a)                         550,000                  37,631,000
--------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                               1,000,000                  37,510,000
--------------------------------------------------------------------------------------------------------------
NVIDIA Corp.                                  (a)                         300,000                  13,488,000
==============================================================================================================
                                                                                                  190,325,500
==============================================================================================================

SOFT DRINKS--0.64%

PepsiCo, Inc.                                                             270,000                  15,438,600
==============================================================================================================

SPECIALIZED FINANCE--0.97%

Chicago Mercantile Exchange Holdings Inc.                                  55,000                  23,278,750
==============================================================================================================

SPECIALTY STORES--2.41%

Office Depot, Inc.                            (a)                       1,075,000                  35,636,250
--------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                             600,000                  22,620,000
==============================================================================================================
                                                                                                   58,256,250
==============================================================================================================

SYSTEMS SOFTWARE--1.59%

Oracle Corp.                                  (a)                         950,000                  11,941,500
--------------------------------------------------------------------------------------------------------------
Red Hat, Inc.                                 (a)(b)                      517,669                  14,986,518
--------------------------------------------------------------------------------------------------------------
Symantec Corp.                                (a)                         625,000                  11,487,500
==============================================================================================================
                                                                                                   38,415,518
==============================================================================================================



WEI-QTR-1                             F-4


                                                                      SHARES                      VALUE
--------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.86%

MGIC Investment Corp.                                                     315,000               $  20,793,150
==============================================================================================================

Total Domestic Common Stocks (Cost
$1,652,015,558)                                                                                 2,160,642,862
==============================================================================================================


FOREIGN STOCKS & OTHER EQUITY
INTERESTS--10.61%

AUSTRALIA--0.57%

BHP Billiton Ltd. (Diversified Metals &
Mining)                                       (c)                         700,000                  13,801,561
==============================================================================================================

BRAZIL--0.60%

Companhia Vale do Rio Doce-ADR (Steel)                                    285,000                  14,611,950
==============================================================================================================

FINLAND --1.35%

Nokia Oyj-ADR (Communications Equipment)      (b)                       1,775,000                  32,624,500
==============================================================================================================

ISRAEL--0.97%

Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                             (b)                         550,000                  23,446,500
==============================================================================================================

NETHERLANDS--0.82%

ASML Holding N.V.-New York Shares
(Semiconductor Equipment)                     (a)                         875,000                  19,766,250
==============================================================================================================

SOUTH KOREA--0.73%

Kookmin Bank (Diversified Banks)              (a)(c)                      220,000                  17,530,588
==============================================================================================================

SWITZERLAND--4.28%

ABB Ltd. (Heavy Electrical Equipment)         (a)(c)                    2,350,000                  25,630,948
--------------------------------------------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)                                       575,000                  31,717,000
--------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                                      290,000                  45,826,488
==============================================================================================================
                                                                                                  103,174,436
==============================================================================================================

UNITED KINGDOM--1.29%

Rio Tinto PLC (Diversified Metals & Mining)   (c)                         250,000                  12,787,480
--------------------------------------------------------------------------------------------------------------
Shire PLC-ADR (Pharmaceuticals)                                           375,000                  18,281,250
==============================================================================================================
                                                                                                   31,068,730
==============================================================================================================

Total Foreign Stocks & Other Equity
Interests (Cost $228,117,754)                                                                     256,024,515
==============================================================================================================



WEI-QTR-1                             F-5


                                                                      SHARES                      VALUE
--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--0.26%

Liquid Assets Portfolio-Institutional
Class                                         (d)                       3,173,081                $  3,173,081
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class      (d)                       3,173,081                   3,173,081
==============================================================================================================


Total Money Market Funds (Cost $6,346,162)                                                          6,346,162
==============================================================================================================
TOTAL INVESTMENTS--100.41% (excluding investments purchased with cash collateral from securities loaned) (Cost
$1,886,479,474)                                                                                 2,423,013,539
==============================================================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED

MONEY MARKET FUNDS--1.57%

Liquid Assets Portfolio-Institutional Class   (d)(e)                   37,764,050                  37,764,050
==============================================================================================================

Total Money Market Funds (purchased with
cash collateral from securities loaned)
(Cost $37,764,050)                                                                                 37,764,050
==============================================================================================================


TOTAL INVESTMENTS--101.98%  (Cost
$1,924,243,524)                                                                                 2,460,777,589
==============================================================================================================
OTHER ASSETS LESS LIABILITIES--(1.98%)                                                           (47,698,190)
==============================================================================================================
NET ASSETS--100.00%                                                                           $ 2,413,079,399
______________________________________________________________________________________________________________
==============================================================================================================


Investment Abbreviations:
ADR                                           American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $69,750,577, which represented 2.89% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

WEI-QTR-1                             F-6

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


WEI-QTR-1                             F-7

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.



WEI-QTR-1                             F-8

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED                                      REALIZED
                  VALUE          PURCHASES            PROCEEDS          APPRECIATION          VALUE        DIVIDEND        GAIN
FUND             10/31/05         AT COST             FROM SALES       (DEPRECIATION)      01/31/06        INCOME         (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid
Assets
Portfolio-
Institutional
Class          $ 6,032,595     $ 122,452,006      $ (125,311,520)      $         --        $ 3,173,081     $  90,580      $      --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class            6,032,595       122,452,006        (125,311,520)                --          3,173,081        90,932             --
====================================================================================================================================
   SUBTOTAL    $12,065,190     $ 244,904,012      $ (250,623,040)      $         --        $ 6,346,162     $ 181,512      $      --
====================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED                                         REALIZED
                 VALUE            PURCHASES           PROCEEDS          APPRECIATION         VALUE          DIVIDEND          GAIN
FUND            10/31/05           AT COST           FROM SALES        (DEPRECIATION)        01/31/06        INCOME*         (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid
Assets
Portfolio-
Institutional
Class          $17,633,925     $  98,677,040      $  (78,546,915)      $         --        $ 37,764,050    $   2,139       $      --
====================================================================================================================================
   TOTAL       $29,699,115     $ 343,581,052      $ (329,169,955)      $         --        $ 44,110,212    $ 183,651       $      --
====================================================================================================================================

* Net of compensation to counterparties.



NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be

WEI-QTR-1                             F-9
temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At January 31, 2006, securities with an aggregate value of $37,034,116 were on loan to brokers. The loans were secured by cash collateral of $37,764,050 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2006, the Fund received dividends on cash collateral investments of $2,139 for securities lending transactions, which are net of compensation to counter parties.


NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $546,405,341 and $693,083,314, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


               UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
   ----------------------------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities                     $  554,504,984
   ----------------------------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities                     (21,033,406)
   ==============================================================================================
   Net unrealized appreciation of investment securities                           $  533,471,578
   ==============================================================================================
   Cost of investments for tax purposes is $1,927,306,011.


WEI-QTR-1                             F-10

Item 2. Controls and Procedures.

     (a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Act"). Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: March 31, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 31, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.